As filed on May 30, 2000                                    File No. 002-55079

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
                                                                    ---
      Pre-Effective Amendment No.  ----
                                                                    ---
      Post-Effective Amendment No.  39                               X
                                   ----                             ---
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X
      Amendment No.   26                                            ---
                     ----                                            X
                                                                    ---
                       INVESCO MONEY MARKET FUNDS, INC.
              (Exact Name of Registrant as Specified in Charter)
              7800 E. Union Avenue, Denver, Colorado 80237
                    (Address of Principal Executive Offices)
                P.O. Box 173706, Denver, Colorado 80217-3706
                            (Mailing Address)
      Registrant's Telephone Number, including Area Code: (303) 930-6300
                           Glen A. Payne, Esq.
                           7800 E. Union Avenue
                          Denver, Colorado 80237
                (Name and Address of Agent for Service)
                              ------------
                                Copies to:
     Clifford J. Alexander, Esq.               Ronald M. Feiman, Esq.
     Kirkpatrick & Lockhart LLP                 Mayer, Brown & Platt
    1800 Massachusetts Avenue, N.W.                1675 Broadway
          Second Floor                        New York, New York  10019-5820
      Washington, D.C. 20036-1800
                                        ------------
Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.
It is proposed that this filing will become effective (check appropriate box) ___ immediately upon filing pursuant to paragraph (b)
___ on _____________ pursuant to paragraph (b)
 X  60 days after filing pursuant to paragraph  (a)(1)
___ on ___________, pursuant to paragraph (a)(1)
___ 75 days after filing pursuant to paragraph  (a)(2)
___ on _________,  pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
    this post-effective amendment designates a new effective date for a --- previously filed post-effective amendment.

PROSPECTUS | July __, 2000
--------------------------------------------------------------------------------

INVESCO MONEY MARKET FUNDS, INC.
INVESCO CASH RESERVES FUND--CLASS A, B AND C

A MUTUAL FUND DESIGNED FOR INVESTORS SEEKING A HIGH LEVEL OF CURRENT INCOME, CONSISTENT WITH THE PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY. CLASS A, B AND C SHARES ARE SOLD PRIMARILY THROUGH THIRD PARTIES, SUCH AS BROKERS, BANKS, AND FINANCIAL PLANNERS.

TABLE OF CONTENTS
Investment Goals, Strategies And Risks........
Fund Performance..............................
Fees And Expenses.............................
Investment Risks..............................
Principal Risks Associated With The Fund......
Fund Management...............................
Portfolio Manager.............................
Potential Rewards.............................
Share Price...................................
How To Buy Shares.............................
How To Sell Shares............................
Dividends And Taxes...........................
Financial Highlights..........................

No dealer, sales person, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.

                             [INVESCO ICON]INVESCO

 The Securities and Exchange Commission has not approved or disapproved the shares of the Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Fund.

This Prospectus contains important information about the Fund's Class A, B and C shares, which are sold primarily through third parties, such as brokers, banks, and financial planners. The Fund also offers one or more additional classes of shares directly to the public through separate prospectuses. Each of the classes of shares have varying expenses, with resulting effects on their performance. You can choose the class of shares that is best for you, based on how much you plan to invest and other relevant factors discussed in How To Buy Shares. To obtain additional information about other classes of shares, contact INVESCO Distributors, Inc. ("IDI") at 1-800-328-2234 or your broker, bank, or financial planner who is offering the Class A, B and C shares offered in this Prospectus.

This Prospectus will tell you more about:
[KEY ICON]     Investment Goals & Strategies
[ARROWS ICON]  Potential Investment Risks
[GRAPH ICON]   Past Performance
[INVESCO ICON] Working With INVESCO
--------------------------------------------------------------------------------
[KEY ICON][ARROWS ICON]  INVESTMENT GOALS, STRATEGIES AND  RISKS

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Fund is a money market fund. It invests in "money market" securities, which are high quality debt securities with a life span or remaining maturity of 397 days or less. The average dollar-weighted maturity of the Fund's portfolio is 90 days or less.

The Fund invests primarily in short-term debt securities issued by large creditworthy corporations, banks and finance companies, and debt securities issued by the U.S. government. These securities include corporate debt securities, bank obligations, short-term commercial paper, U.S. government debt, and repurchase agreements.

The Fund is not intended for investors seeking capital appreciation. While not intended as a complete investment program, the Fund may be a valuable element of your investment portfolio.

The Fund operates under policies designed to ensure compliance with specific federal regulations applied to money market funds. These policies include requirements for:
o maintaining high credit quality of the Fund's investments;
o maintaining  a short  average  portfolio  maturity;
o ensuring adequate diversification of both the issuers of the Fund's investments and the guarantors of those investments, if any; and
o monitoring accurate pricing of the Fund's investments so unfairness does not result from the use of the amortized cost method to value those investments.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[GRAPH ICON] FUND PERFORMANCE

Since the Fund's Class C shares were not offered until February 15, 2000 and the Class A and B shares were not offered until July __, 2000, the bar chart below shows the Fund's Investor Class shares' actual yearly performance for the years ended December 31 (commonly known as its "total return") over the past decade. Investor Class shares are not offered in this Prospectus. INVESTOR CLASS AND CLASS A, B AND C RETURNS WOULD BE SIMILAR BECAUSE ALL CLASSES OF SHARES INVEST IN THE SAME PORTFOLIO OF SECURITIES. THE RETURNS OF THE CLASSES WOULD DIFFER, HOWEVER, TO THE EXTENT OF DIFFERING LEVELS OF EXPENSES. IN THIS REGARD, THE BAR CHART DOES NOT REFLECT SALES CHARGES, CONTINGENT DEFERRED SALES CHARGES OR ASSET BASED SALES CHARGES; IF IT DID, THE TOTAL RETURNS SHOWN WOULD BE LOWER. The table below shows average annual total returns for various periods ended December 31 for the Fund's Investor Class shares. To obtain current 7-day yield information, please call INVESCO at 1-800-________. Remember, past performance does not indicate how the Fund will perform in the future.

------------------------------------------------------------------------------------------------------
                      CASH RESERVES FUND -- INVESTOR CLASS
                     ACTUAL ANNUAL TOTAL RETURN (1),(2),(3)
------------------------------------------------------------------------------------------------------
'90       '91       '92       '93       '94       '95       '96       '97       '98       '99
7.82%     5.58%     3.16%     2.36%     3.70%     5.26%     4.70%     4.81%     4.74%     4.38%
------------------------------------------------------------------------------------------------------
Best Calendar Qtr.  6/90   1.93%
Worst Calendar Qtr. 6/93   0.56%
------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                            AVERAGE ANNUAL TOTAL RETURN(1),(2)
                                                  AS OF 12/31/99
--------------------------------------------------------------------------------
                                            1 YEAR        5 YEARS     10 YEARS
Cash Reserves Fund--Investor Class           4.38%          4.78%        4.64%


(1) Total return figures include reinvested dividends, and include the effect of the Fund's expenses.

(2) The return for Cash Reserves Fund - Investor Class was ____% as of the calendar quarter ended June 30, 2000.

(3) The total returns are for the Investor Class shares that are not offered in this Prospectus. Total returns of Class A, B and C shares will differ only to the extent that the classes do not have the same expenses.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

                                           Class A       Class B       Class C

Maximum Sales Charge (Load) Imposed
on Purchases (as a percentage of
offering price)                            None(1)        None          None

Maximum Deferred Sales Charge (Load)
(as a percentage of original  purchase
price or redemption proceeds, whichever
is less)                                   None(2)      5.00%(3)      1.00%(3)

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

                                           Class A       Class B       Class C


  Management Fees                            0.40%         0.40%         0.40%
  Distribution and Service (12b-1)
  Fees(3)                                    0.35%         1.00%         1.00%

  Other Expenses                             ____%(5)   ____%(5)   ____%(6)(7)

  Total Annual Fund
  Operating   Expenses                       ____%(5)   ____%(5)   ____%(6)(7)

(1) You will not pay a sales charge on your shares until you exchange them for Class A shares of another INVESCO Fund.

(2) If you buy Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

(3) A 5% and 1% contingent deferred sales charge may be charged on Class B and C shares, respectively. Please see the section entitled "How To Buy Shares."

(4) Because each class pays a 12b-1 distribution fee which is based upon the Fund's assets, if you own shares of a class for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

(5) Based on estimated expenses for the current fiscal year which may be more or less than actual expenses. Actual expenses are not provided because the Fund's Class A and B shares were not offered until July __, 2000. Certain expenses of the Fund will be absorbed by INVESCO in order to ensure that expenses for the Fund's Class A and B shares will not exceed ____% and ____%, respectively, of the Fund's average net assets attributable to the respective class of shares pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Class A shares' Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ending May 31, 2001 are estimated to be ____% and ____%, respectively, of the Fund's average net assets attributable to Class A shares; and the Fund's Class B shares' Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ending May 31, 2001 are estimated to be ___% and ___%, respectively, of the Fund's average net assets attributable to Class B shares.

(6) Certain expenses of the Fund's Class C shares were absorbed voluntarily by INVESCO in order to ensure that expenses for that Fund did not exceed 1.90% of the Fund's average net assets with respect to Class C shares pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, the Fund's Class C shares' Other Expenses and Total Annual Fund Operating Expenses were ___% and ___%, respectively, of the Fund's average net assets attributable to Class C shares.

(7) The expense information in the table has been restated from the financials to reflect a change in the administrative services and transfer agency fees.

EXAMPLES

These Examples are intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

The Examples assume that you invested $10,000 in the Fund for the time periods indicated. The first Example assumes that you redeem all of your shares at the end of those periods. The second Example assumes that you keep your shares. Both Examples also assume that your investment had a hypothetical 5% return each year and that the Fund's operating expenses remained the same. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would have been:



IF SHARES ARE REDEEMED       1 year       3 years       5 years       10 years
Class A                       $____         $____         $____          $____
Class B                        ____          ____          ____           ____
Class C                        ____          ____          ____           ____

IF SHARES ARE NOT            1 year       3 years       5 years       10 years
Class A                       $____         $____         $____          $____
Class B                        ____          ____          ____           ____
Class C                        ____          ____          ____           ____

[ARROWS ICON] INVESTMENT RISKS

BEFORE INVESTING IN THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including the Fund, are:

NOT INSURED.   Mutual  funds are not  insured  by the FDIC or any other  agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance. Investment professionals generally consider money market funds conservative and safe investments, compared to many other investment alternatives. However, as with all types of securities investing, investments in money market funds are not guaranteed, and do present some risk of loss. The Fund will not reimburse you for any losses.

NOT A COMPLETE INVESMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Fund is designed to be only a part of your personal investment plan.

[ARROWS ICON] PRINCIPAL RISKS ASSOCIATED WITH THE FUND

You should consider the special factors associated with the policies discussed below in determining the appropriateness of investing in the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

INTEREST  RATE RISK

Changes in interest rates will affect the resale value of debt securities held in the Fund's portfolio. When interest rates go up, the market values of previously issued debt securities generally decline. Also, the Fund's new investments are likely to be in debt securities paying lower rates than the rest of the Fund's portfolio when interest rates go down. This reduces the Fund's yield. A weak economy or strong stock market may cause interest rates to decline.

CREDIT RISK

The Fund invests in debt instruments, such as notes, bonds and commercial paper. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

DURATION RISK

Duration is a measure of a debt security's sensitivity to interest rate changes. Duration of money market securities is usually expressed in terms of days or months, with longer durations usually more sensitive to interest rate movements.

OPPORTUNITY RISK

With long-term investment plans, there may be a risk that you are not taking enough risk, and thus missing the opportunity on other less conservative but potentially more rewarding investments. The Fund has an investment goal of current income, not capital appreciation. Therefore the Fund, by itself, will not be a suitable investment for people seeking long-term growth for objectives such as retirement or the funding of a child's college education.

COUNTERPARTY RISK

This is a risk associated primarily with repurchase agreements. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

[INVESCO ICON] FUND MANAGEMENT

INVESMENT ADVISER

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $___ BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESCO, located at 7800 E. Union Avenue, Denver, Colorado, is the investment adviser of the Fund. INVESCO was founded in 1932 and manages over $____ billion for more than ___________ shareholders of __ INVESCO mutual funds. INVESCO performs a wide variety of other services for the Fund, including administrative and transfer agent functions (the processing of purchases, sales and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, IDI is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The following table shows the fee the Fund paid to INVESCO for its advisory services in the fiscal year ended May 31, 2000:

--------------------------------------------------------------------------------
                                 ADVISORY FEE AS A PERCENTAGE OF AVERAGE ANNUAL
                                                     NET ASSETS
                                                 UNDER MANAGEMENT
--------------------------------------------------------------------------------
Cash Reserves Fund                               ____% (Annualized)

[INVESCO ICON] PORTFOLIO MANAGER

The following individual is primarily responsible for the day-to-day management of the Fund's portfolio holdings:

RICHARD R. HINDERLIE, a vice president of INVESCO, is the portfolio manager of the Fund. Dick joined INVESCO in 1993. He received his M.B.A. from Arizona State University and his B.A. in Economics from Pacific Lutheran University.

[INVESCO ICON] POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUND FOR LONG-TERM CAPITAL GROWTH PURPOSES.

The Fund offers shareholders the potential for monthly payment of daily income, while maintaining a stable share value, at a level of risk lower than many other types of investments. Yields on short-term securities tend to be lower than the yields on longer-term fixed-income securities. The Fund seeks to provide higher returns than other money market funds and the money market in general, but cannot guarantee that performance.

SUITABILITY FOR INVESTORS

Only you can determine if an investment in the Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Fund is most suitable for investors who:

o  want to earn income at current money market rates.
o  want to preserve the value of their investment.
o  do not want to be exposed to a high level of risk.

You probably do not want to invest in the Fund if you are:

o primarily seeking long-term growth (although the Fund may serve as the cash equivalent portion of a balanced investment program).

[INVESCO ICON] SHARE PRICE

The value of your Fund shares is not likely to change from $1.00, although this cannot be guaranteed. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends and national holidays in the U.S.

THE COMBINATION OF THE AMORTIZED COST METHOD OF VALUATION AND THE DAILY DECLARATION OF DIVIDENDS MEANS THAT THE FUND'S NET ASSET VALUE IS EXPECTED TO BE $1.00 PER SHARE, DESPITE CHANGES IN THE MARKET VALUE OF THE FUND'S SECURITIES.

The Fund uses the amortized cost method for establishing the value of its investments. The amortized cost method values securities at their cost at the time of purchase, and then amortizes the discount or premium to maturity. The Fund declares dividends daily, based upon the interest earned by the Fund's investments that day. The combination of the amortized cost method of valuation and the daily declaration of dividends means that the Fund's net asset value is expected to be $1.00 per share, despite changes in the market value of the Fund's securities. However, we cannot guarantee that the Fund's net asset value will be maintained at a constant value of $1.00 per share.

All purchases, sales and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you to purchase, redeem or exchange shares of the Fund. Your instructions must be received by INVESCO no later than the close of the NYSE to effect transactions that day. If INVESCO hears from you after that time, your instructions will be processed on the next day that the NYSE is open.

[INVESCO ICON] HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY 4:00 P.M. EASTERN TIME.

The Fund offers multiple classes of shares. The chart in this section shows several convenient ways to invest in the Fund. Each class represents an identical interest in the Fund and has the same rights, except that each class bears its own distribution and shareholder servicing charges, and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee or service fee, if applicable, and other expenses payable by that class.

If you buy Class A shares and redeem the shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of redemption. This charge would not be assessed upon Class A shares acquired through reinvestment of dividends or other distributions, or Class A shares exchanged for Class A shares of another INVESCO Fund. When you invest in the Fund through a securities broker, including a broker affiliated with INVESCO, you may be charged a commission or transaction fee for either purchases or sales of Fund shares. For all new accounts, please send a completed application form and specify the fund or funds and the class or classes you wish to purchase.

INVESCO reserves the right to increase, reduce or waive the Fund's minimum investment requirements in its sole discretion, if it determines this action is in the best interests of the Fund's shareholders. INVESCO also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange.

MINIMUM INITIAL INVESTMENT. $10,000, which is waived for regular investment plans, including EasiVest and Direct Payroll Purchase, and certain retirement plans, including IRAs.

MINIMUM SUBSEQUENT INVESTMENT. $1,000 (Minimums are lower for certain retirement plans.)

EXCHANGE POLICY. You may exchange your shares in the Fund for shares of the same class in another INVESCO mutual fund on the basis of their respective NAVs at the time of the exchange.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC or sales charge into Class A shares subject to those charges, you will be charged a CDSC or sales charge when you redeem the exchanged shares. The CDSC or sales charge charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange. You will not pay a sales charge when exchanging Class B shares for other Class B shares or Class C shares for other Class C shares. If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating any CDSC that may be assessesd upon a subsequent redemption.

We have the following policies governing exchanges:

o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
o You may make up to four exchanges out of the Fund per 12-month period, but you may be subject to the contingent deferred sales charge, described below.
o The Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy if it is in the best interests of the Fund and its shareholders. Notice of all such modifications or terminations that affect all shareholders of the Fund will be given at least 60 days prior to the effective date of the change, except in unusual instances, including a suspension of redemption of the exchanged security under Section 22(e) of the Investment Company Act of 1940.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the fund into which you wish to exchange are temporarily stopped.

Please remember that if you pay by check, Automated Clearing House ("ACH"), or wire and your funds do not clear, you will be responsible for any related loss to any Fund or INVESCO. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).

CHOOSING A SHARE CLASS. The Fund has multiple classes of shares, each class representing an interest in the same portfolio of investments. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan applicable to that class, if any, (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination.

In addition you should also consider the factors below:

CLASS A                         CLASS B                        CLASS C


Initial sales charge            No initial sales charge        No initial sales charge


CDSC if redeemed within         CDSC on redemptions            CDSC on redemptions
18 months                       within six years               within one year


12b-1 fee of 0.35%              12b-1 fee of 1.00%             12b-1 fee of 1.00%


No conversion                   Converts  to Class A           Does not convert to
                                shares  after eight            Class A shares
                                years along with a pro rata
                                portion of its reinvested
                                dividends and distributions

Generally more appropriate      [Purchase orders limited       Generally more appropriate
for long-term investors         to amounts less than           for short-term investors
                                $       .]
                                 -------

Your investment representative can help you decide. Contact your investment representative for several convenient ways to invest in the Fund. Shares of the Fund are available only through your investment representative.

SALES CHARGES

CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS A SHARES. You can purchase Class A shares at net asset value. However, if you purchase shares of that amount, they will be subject to a CDSC of 1% if you redeem or exchange them prior to eighteen months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more. We will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account. If your holding period is less than eighteen months, the CDSC will be assessed on the current net asset value of those shares.

CDSC FOR CLASS A, B AND C SHARES. You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

Year since
purchase made                  Class A        Class B       Class C
-------------                  -------        -------       -------
First                          1%*            5%            1%*
Second                         None           4%            None
Third                          None           3%            None
Fourth                         None           3%            None
Fifth                          None           2%            None
Sixth                          None           1%            None
Seventh and following          None           None          None

*The first year will consist of the first thirteen months.

          CDSC EXCEPTIONS

          You will not pay a CDSC:

          o if you purchase less than $1,000,000 of Class A shares;
          o if you purchase $1,000,000 or more of Class A shares and hold those shares for more than 18 months;
          o if you redeem Class B shares you held for more than six years;
          o if you redeem Class C shares you held for more than 13 months;
          o if you redeem shares acquired through reinvestment of dividends and distributions;
          o on increases in the net asset value of your shares;
          o to pay account fees;
          o for IRA  distributions due to  death,   disability  or  periodic
            distributions based on life expectancy;
          o to return excess contributions (and earnings, if applicable) from retirement plan accounts;
          o for redemptions following the death of a shareholder or beneficial owner; or
          o for one redemption per calendar year through the systematic withdrawal plan of up to 10% of your principal investment.

There may be other situations when you may be able to purchase or redeem shares at reduced or no sales charges. Consult the Fund's Statement of Additional Information.

METHOD                                    INVESTMENT MINIMUM                      PLEASE REMEMBER
---------------------------------------------------------------------------------------------------------------------
By Check                                  $10,000 for for regular accounts;       INVESCO does not accept third
Mail to:                                  $250 for an IRA; $1,000 minimum         party checks unless it is from
INVESCO Funds Group,Inc.,                 for each subsequent                     another financial institution
P.O. Box _________,                       invesment.                              related to a retirement plan
Denver, CO __________.                                                            transfer.
You may send your check
by overnight courier
to:
7800 E. Union Ave.
Denver, CO 80237.
---------------------------------------------------------------------------------------------------------------------
By Wire                                   $10,000
You may send your payment
by bank wire (call 1-800-___-____
for instructions).
---------------------------------------------------------------------------------------------------------------------
By Telephone With ACH                     $50                                     You must forward your
Call 1-800-___-____ to                                                            bank account information
request your purchase                                                             to INVESCO prior to using
Upon receiving your                                                               this option.
telephone instructions,
INVESCO will move money
from your designated bank/
credit union checking
or savings account in
order to purchase shares.
---------------------------------------------------------------------------------------------------------------------

METHOD                                    INVESTMENT MINIMUM                      PLEASE REMEMBER
---------------------------------------------------------------------------------------------------------------------
REGULAR INVESTING WITH EASIVEST           $50 per month for EasiVest;             Like all regular investment
OR DIRECT PAYROLL PURCHASE                $50 per pay period for Direct           plans, neither EasiVest nor
You may enroll on your fund               Payroll Purchase.  You  may             Direct Payroll Purchase ensures
application, or call us for a separate    start or stop your regular              a profit or protects against loss
form and more details. Investing the      investment plan at any time,            in a falling market. Because
same amount on a monthly basis            with two weeks' notice to               you'll invest continually,
allows you to buy more shares when        INVESCO.                                regardless of varying price
prices are low and fewer shares when                                              levels, consider your financial
prices are high. This "dollar cost                                                ability to keep buying through
averaging" may help offset market                                                 low price levels. And
fluctuations. Over a period of time,                                              remember that you will lose
your average cost per share may be                                                money if you redeem your
less than the actual average market                                               shares when the market value
value per share.                                                                  of all your shares is less than
                                                                                  their cost.
---------------------------------------------------------------------------------------------------------------------
BY PERSONAL ACCOUNT LINE                  $10,000 (The exchange mini-             Be sure to write down the con-
Your Personal Account Line is             mum is $250 for subsequent              firmation number provided by
available for subsequent purchases        purchases requested by                  PAL[TM]. You must forward your
and exchanges 24 hours a day.             (telephone).                            bank account information to
Simply call 1-800____-_____.                                                      INVESCO prior to using this
                                                                                  option.
---------------------------------------------------------------------------------------------------------------------
BY EXCHANGE                               $10,000 to open a new                   See "Exchange Policy."
Between two INVESCO funds. Call           account; $1,000 for written
1-800-____-____ for prospectuses of       requests to purchase
other INVESCO funds. Exchanges            additional shares for an existing
may be made by phone or at our            account. (The exchange minimum
Web site at www.invesco.com. You          $250 for exchanges requested by
may also establish an automatic           telephone).
monthly exchange service between
two INVESCO funds; call us for
further details and the correct form.

     DISTRIBUTION EXPENSES. We have adopted a Master Distribution Plan and Agreement (commonly known as a "12b-1 Plan") for each class of shares of the Fund. The 12b-1 fees paid by the Fund's classes of shares are used to pay distribution fees to IDI for the sale and distribution of the Fund's shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Fund's shares pay these fees out of their assets on an ongoing basis, these fees increase the cost of your investment.

     HOUSEHOLDING. To save money for the Fund, INVESCO will send only one copy of a prospectus or financial report to each household address. This process, known as "householding," is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing INVESCO. You may also request that householding be eliminated from all your required mailings.

[INVESCO ICON] HOW TO SELL SHARES

The following chart shows several convenient ways to sell your Fund shares. Shares of the Fund may be sold at any time at the next NAV calculated after your request to sell in proper form is received by INVESCO. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell and specify the class of shares. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While INVESCO attempts to process telephone redemptions promptly, there may be times -- particularly in periods of severe economic or market disruption -- when you may experience delays in redeeming shares by phone.

INVESCO usually mails you the proceeds from the sale of Fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to 15 days.

Because of the Fund's expense structure, it costs as much to handle a small account as it does to handle a large one. If the value of your account in the Fund falls below $250 as a result of your actions (for example, sale of your Fund shares), the Fund reserves the right to sell all of your shares, send the proceeds of the sale to you and close your account. Before this is done, you will be notified and given 60 days to increase the value of your account to $250 or more.

REDEMPTION FEES. Except for any applicable CDSC, we will not charge you any fees to redeem your shares; however, your broker or financial consultant may charge service fees for handling these transactions.

REINSTATEMENT PRIVILEGE (Class A shares only). You may, within 90 days after you sell Class A shares, reinvest all or part of your redemption proceeds in Class A shares in the Fund at net asset value in an identically registered account. You will not pay any sales charges on the amount reinvested. In addition, if you had paid a CDSC on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per calendar year.

METHOD                                    INVESTMENT MINIMUM                      PLEASE REMEMBER
---------------------------------------------------------------------------------------------------------------------
BY TELEPHONE                              $250 (or, if less, full liquidiation    INVESCO's telephone
Call us toll-free                         of the account) for a redemption        redemption privileges may be
at:                                       check; $1,000 for a wire to             modifide or terminated in the
1-800-___-____.                           your bank of record. The maximum        future at INVESCO's discretion.
                                          amount which may be redeemed
                                          by telephone is generally $25,000.
---------------------------------------------------------------------------------------------------------------------
IN WRITING                                Any amount.                             The redemption request must be
Mail your request to INVESCO                                                      signed by all registered account
Funds Group, Inc., P.O. Box                                                       owners. Payment will be mailed
______, Denver, CO _____. You                                                     to your address as it appears on
may also send your request by                                                     INVESCO records, or to a bank
overnight courier to 7800 E.                                                      designated by you in writing.
Union Ave., Denver, CO 80237
---------------------------------------------------------------------------------------------------------------------
BY TELEPHONE WITH ACH                     $250                                    You must forward your bank
Call 1-800-___-____ to request your                                               account information to INVESCO
redemption. INVESCO will                                                          prior to using this option.
automatically pay the proceeds into
your designated bank account.
---------------------------------------------------------------------------------------------------------------------
BY EXCHANGE                               $250 for exchanges requested            See "Exchange Policy." When
Between two INVESCO funds                 by telephone.                           opening a new account,
Call 1-800-___-____ for prospec-                                                  investment minimums apply.
tuses of other INVESCO funds.
Exchanges may be made by phone
or at our Web site at
www.invesco.com. You may also
establish an automatic monthly
exchange service between two
INVESCO funds; call us for
further details and the
correct form.
---------------------------------------------------------------------------------------------------------------------
PERIODIC WITHDRAWAL PLAN                  $100 per payment on a monthly           You must have at least $10,000
You may call us to request the            or quarterly basis. The redemp-         total invested with the INVESCO
appropriate form and more infor-          tion check may be made pay-             funds with a least $5,000 of that
mation at 1-800-___-____.                 able to any party you designate.        total invested in the fund from
                                                                                  which withdrawals will be made.
---------------------------------------------------------------------------------------------------------------------
PAYMENT TO THIRD PARTY                    Any amount.                             All registered account owners
Mail your request to INVESCO                                                      must sign the request, with
Funds Group, Inc.,                                                                signature guarantees from an
P.O. Box ______,                                                                  eligible guarantor financial
Denver, CO ________.                                                              institution, such as a commercial
                                                                                  bank or a recognized national
                                                                                  or regional securities firm.

[INVESCO ICON] DIVIDENDS AND TAXES

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER.

Everyone's tax status is unique. We encourage you to consult your own tax adviser on the tax impact to you of investing in the Fund. The Fund earns ordinary or investment income from interest on its investments. The Fund expects to distribute substantially all of this investment income, less Fund expenses, to shareholders. You will ordinarily earn income on each day you are invested in the Fund, and that income is paid by the Fund to you once a month. Dividends are automatically reinvested in additional shares of the Fund at the net asset value on the monthly dividend distribution date, unless you request that dividends be paid in cash.

Unless you are (or your account is) exempt from income taxes, you must include all dividends paid to you by the Fund in your taxable income for federal, state and local income tax purposes. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the Fund or other INVESCO funds.

If you have not provided INVESCO with complete, correct tax information, the Fund is required by law to withhold 31% of your distributions and any money that you receive from the sale of shares of the Fund as a backup withholding tax.

We will provide you with detailed information every year about your dividends.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of Investor Class shares of the Fund with respect to Class A and B shares and Class C shares of the Fund with respect to Class C shares for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Investor Class share. Since Class A and B shares are new, financial information is not available for these classes as of the date of this Prospectus. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in an Investor Class share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Money Market Funds, Inc.'s 1999 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

                                                         YEAR ENDED MAY 31
                                   ------------------------------------------------------
                                        2000       1999      1998      1997        1996
CASH RESERVES FUND
INVESTOR CLASS
PER SHARE DATA
NET ASSET VALUE--
  BEGINNING OF PERIOD                             $1.00     $1.00     $1.00       $1.00

-----------------------------------------------------------------------------------------
INCOME AND DISTRIBUTIONS
 FROM  INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED
 AND DISTRIBUTED TO SHAREHOLDERS                   0.04      0.05      0.05        0.05
=========================================================================================
 Net Asset Value--                                $1.00     $1.00     $1.00       $1.00
  End of Period
=========================================================================================

TOTAL RETURN                                      4.45%     4.82%     4.69%       5.01%

RATIOS
Net Assets - End of Period
 ($000 Omitted)                                $814,158  $766,670  $661,648    $587,277

Ratio of Expenses to
 Average Net Assets(a)                         0.90%(b)  0.91%(b)  0.86%(b)    0.87%(b)

Ratio of Net Investment Income to
 Average Net Assets(a)                            4.36%     4.76%     4.62%       4.86%

(a)Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended May 31, 2000, 1999, 1998, 1997 and 1996. If INVESCO had not voluntarily absorbed these expenses, ratio of expenses to average net assets would have been ___%, 0.91%, 0.93%, 0.92% and 0.92%, respectively, and ratio of net investment income to average net assets would have been ___%, 4.35%, 4.74%, 4.56% and 4.81% , respectively.

(b)Ratio is based on Total Expenses of the Fund, less expenses absorbed by INVESCO, which is before any expense offset arrangements (these may include transfer agency and custodian fees).

                                                             YEAR ENDED MAY 31
                                                             -----------------
                                                                          2000
CASH RESERVES FUNDCLASS C
PER SHARE DATA
Net Asset Value--Beginning of Period
--------------------------------------------------------------------------------
INCOME AND DISTRIBUTIONS FROM INVESTMENT
 OPERATIONS
NET INVESTMENT INCOME EARNED AND DISTRIBUTED TO SHAREHOLDERS
================================================================================
Net Asset Value--End of Period
================================================================================

TOTAL RETURN

RATIOS
Net Assets--End of Period ($000 Omitted)

Ratio of Expenses to Average Net Assets(a)

Ratio of Net Investment Income to Average Net Assets(a)

JULY __, 2000
INVESCO MONEY MARKET FUNDS, INC.
INVESCO CASH RESERVES FUND--CLASS A, B AND C

You may obtain additional information about the Fund from several sources:

FINANCIAL REPORTS. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated July __, 2000 is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus, SAI, annual or semiannual report are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-328-2234. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. This information can be obtained by electronic request at the following E-mail address: publicinfo@sec.gov or by calling 1-202-942-8090. The SEC file numbers for the Fund are 811-2606 and 002-55079.







811-2606

                       STATEMENT OF ADDITIONAL INFORMATION

                        INVESCO MONEY MARKET FUNDS, INC.

         INVESCO Cash Reserves Fund- Investor Class and Class A, B and C

                  INVESCO Tax-Free Money Fund - Investor Class
               INVESCO U.S. Government Money Fund - Investor Class




Address:                                  Mailing Address:

7800 E. Union Ave., Denver, CO 80237      P.O. Box 173706, Denver, CO 80217-3706

                                   Telephone:

                      In continental U.S., 1-800-_________




                                  July __, 2000

--------------------------------------------------------------------------------

A Prospectus for the Investor Class shares of INVESCO Cash Reserves, INVESCO Tax-Free Money and INVESCO U.S. Government Money Funds dated September 30, 1999 and a Prospectus for the Class A, B and C shares of INVESCO Cash Reserves Fund dated July __, 2000 provide the basic information you should know before investing in a Fund. This Statement of Additional Information ("SAI") is incorporated by reference into the Funds' Prospectuses; in other words, this SAI is legally part of the Funds' Prospectuses. Although this SAI is not a prospectus, it contains information in addition to that set forth in the Prospectuses. It is intended to provide additional information regarding the activities and operations of the Funds and should be read in conjunction with the Prospectuses.

You may obtain, without charge, the current Prospectuses, SAI and annual and semiannual reports of the Funds by writing to INVESCO Distributors, Inc., P.O. Box 173706, Denver, CO 80217-3706 , or by calling 1-800-525-8085 for Investor Class and 1-800-328-2234 for Class A, B and C. The Prospectus of the Investor Class shares of the Funds and the Prospectus of the Class A, B and C shares of INVESCO Cash Reserves Fund are also available through the INVESCO Web site at www.invesco.com.

TABLE OF CONTENTS

The Company. . . . . . . . . . . . . . . . . . .

Investments, Policies and Risks. . . . . . . . .

Investment Restrictions. . . . . . . . . . . . .

Management of the Funds. . . . . . . . . . . . .

Other Service Providers. . . . . . . . . . . . .

Brokerage Allocation and Other Practices . . . .

Capital Stock. . . . . . . . . . . . . . . . . .

Tax Consequences of Owning Shares of a Fund. . .

Performance. . . . . . . . . . . . . . . . . . .

Financial Statements . . . . . . . . . . . . . .

Appendix A . . . . . . . . . . . . . . . . . . .

THE COMPANY

The Company was incorporated on April 2, 1993, under the laws of Maryland. On July 1, 1993, the Company, through Cash Reserves Fund, Tax-Free Money Fund and U.S. Government Money Fund, respectively, assumed all of the assets and liabilities of Financial Daily Income Shares, Inc. (incorporated in Colorado on October 14, 1975), Financial Tax-Free Money Fund, Inc. (incorporated in Colorado on March 4, 1983) and Financial U.S. Government Money Fund, a series of Financial Series Trust (organized as a Massachusetts business trust on July 15,
1987) (collectively, the "Predecessor Funds"). All financial and other information about the Funds for the period prior to July 1, 1993, relates to such Predecessor Funds.

The Company is an open-end, diversified, management investment company currently consisting of three portfolios of investments: INVESCO Cash Reserves Fund - Investor Class and Class A, B and C, INVESCO Tax-Free Money Fund - Investor Class and INVESCO U.S. Government Money Fund - Investor Class (each a "Fund" and collectively, the "Funds"). Additional funds may be offered in the future.



"Open-end" means that each Fund issues an indefinite number of shares which it continuously offers to redeem at net asset value per share ("NAV"). A
"management" investment company actively buys and sells securities for the portfolio of each Fund at the direction of a professional manager. Open-end management investment companies (or one or more series of such companies, such as the Funds) are commonly referred to as mutual funds.

INVESTMENTS, POLICIES AND RISKS

The principal investments and policies of the Funds are discussed in the Prospectuses of the Funds. The investment objective of each of the Funds is to achieve as high a level of current income as is consistent with the preservation of capital, the maintenance of liquidity, and investing in high-quality debt securities. (What constitutes a high-quality debt security varies with the type of security and, where applicable, is noted in the discussion of each security.) Tax-Free Money Fund also seeks income exempt from federal income tax. Each Fund's assets are invested in securities having maturities of 397 days or less, and the dollar-weighted average maturity of the portfolio will not exceed 90 days. The Funds buy only securities determined by INVESCO Funds Group, Inc. ("INVESCO"), the Funds' investment adviser, pursuant to procedures approved by the board of directors, to be of high quality with minimal credit risk and to be eligible for investment by the Funds under applicable U.S. Securities and Exchange Commission ("SEC") rules. Generally, the Funds are required to invest at least 95% of their total assets in the securities of issuers with the highest credit rating. Credit ratings are the opinion of the private companies (such as Standard & Poor's ("S&P") or Moody's Investors Services, Inc. ("Moody's")) that rate companies on their securities; they are not guarantees. See Appendix A for additional descriptions of the Funds' investments, as well as discussions of the degrees of risk involved in such investments.

CERTIFICATES OF DEPOSIT IN FOREIGN BANKS AND U.S. BRANCHES OF FOREIGN BANKS -- The Funds may maintain time deposits in and invest in U.S. dollar denominated CDs issued by foreign banks and U.S. branches of foreign banks. The Funds limit investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks which have more than $10 billion in assets, have branches or agencies in the U.S., and meet other criteria established by the board of directors. Investments in foreign securities involve special considerations. There is generally less publicly available information about foreign issuers since many foreign countries do not have the same disclosure and reporting requirements as are imposed by U.S. securities laws. Moreover, foreign issuers are generally not bound by uniform accounting and auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Such investments may also entail the risks of possible imposition of dividend withholding or confiscatory taxes, possible currency blockage or transfer restrictions, expropriation, nationalization or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries.

The Funds may also invest in bankers' acceptances, time deposits and certificates of deposit of U.S. branches of foreign banks and foreign branches of U.S. banks. Investments in instruments of U.S. branches of foreign banks will be made only with branches that are subject to the same regulations as U.S. banks. Investments in instruments issued by a foreign branch of a U.S. bank will be made only if the investment risk associated with such investment is the same as that involving an investment in instruments issued by the U.S. parent, with the U.S. parent unconditionally liable in the event that the foreign branch fails to pay on the investment for any reason.

COMMERCIAL PAPER -- Commercial paper is the term for short-term promissory notes issued by domestic corporations to meet current working capital needs. Commercial paper may be unsecured by the corporation's assets but may be backed by a letter of credit from a bank or other financial institution. The letter of credit enhances the paper's creditworthiness. The issuer is directly responsible for payment but the bank "guarantees" that if the note is not paid at maturity by the issuer, the bank will pay the principal and interest to the buyer. INVESCO will consider the creditworthiness of the institution issuing the letter of credit, as well as the creditworthiness of the issuer of the commercial paper, when purchasing paper enhanced by a letter of credit. Commercial paper is sold either in an interest-bearing form or on a discounted basis, with maturities not exceeding 270 days.

Commercial paper acquired by a Fund must be rated by at least two nationally recognized securities ratings organizations (NRSROs), generally S&P and Moody's, in the highest rating category (A-1 by S&P or P-1 by Moody's), or, where the obligation is rated by only S&P or Moody's and not by any other NRSRO, such obligation is rated A-1 or P-1. Money market instruments purchased by a Fund which are not rated by any NRSRO must be determined by INVESCO to be of equivalent credit quality to the rated securities in which a Fund may invest. In INVESCO's opinion, obligations that are not rated are not necessarily of lower quality than those which are rated; however, they may be less marketable and typically may provide higher yields. The Funds invest in unrated securities only when such an investment is in accordance with a Fund's investment objective of achieving a high level of current income and when such investment will not impair the Fund's ability to comply with requests for redemptions. Commercial paper is usually secured by the corporation's assets but may sometimes be backed by a letter of credit from a bank or other financial institution.

CREDIT ENHANCEMENTS -- The Funds may acquire a right to sell an obligation to another party at a guaranteed price approximating par value, either on demand or at specified intervals. The right to sell may form part of the obligation or be acquired separately by a Fund. These rights may be referred to as demand features, guarantees or puts, depending on their characteristics (collectively referred to as "Guarantees"), and may involve letters of credit or other credit support arrangements supplied by domestic or foreign banks supporting the other party's ability to purchase the obligation from a Fund. The Funds will acquire Guarantees solely to facilitate portfolio liquidity and do not intend to exercise them for trading purposes. In considering whether an obligation meets the Fund's quality standards, a Fund may look to the creditworthiness of the party providing the right to sell or to the quality of the obligation itself. The acquisition of a Guarantee will not affect the valuation of the underlying obligation which will continue to be valued in accordance with the amortized cost method of valuation.

DIVERSIFICATION -- The Company is a diversified investment company under the Investment Company Act of 1940, as amended ("the 1940 Act"). Except to the extent permitted under Rule 2a-7 of the 1940 Act or any successor rule thereto, no more than 5% of the value of each Fund's total assets can be invested in the securities of any one issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies).

DOMESTIC BANK OBLIGATIONS -- U.S. banks (including their foreign branches) issue certificates of deposit ("CDs") and bankers' acceptances which may be purchased by the Funds if an issuing bank has total assets in excess of $5 billion and the bank otherwise meets the Funds' credit rating requirements. CDs are issued against deposits in a commercial bank for a specified period and rate and are normally negotiable. Eurodollar CDs are certificates issued by a foreign branch (usually London) of a U.S. domestic bank, and, as such, the credit is deemed to be that of the domestic bank. Bankers' acceptances are short-term credit instruments evidencing the promise of the bank (by virtue of the bank's "acceptance") to pay at maturity a draft which has been drawn on it by a customer (the "drawer"). Bankers' acceptances are used to finance the import, export, transfer, or storage of goods and reflect the obligation of both the bank and the drawer to pay the face amount. Both types of securities are subject to the ability of the issuing bank to meet its obligations, and are subject to risks common to all debt securities. In addition, banker's acceptances may be subject to foreign currency risk and certain other risks of investment in foreign securities.

ILLIQUID SECURITIES -- Securities which do not trade on stock exchanges or in the over the counter market, or have restrictions on when and how they may be sold, are generally considered to be "illiquid." An illiquid security is one that a Fund may have difficulty -- or may even be legally precluded from -- selling at any particular time. A Fund may invest in illiquid securities, including restricted securities and other investments which are not readily marketable. A Fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of this restriction.

The principal risk of investing in illiquid securities is that a Fund may be unable to dispose of them at the time desired or at a reasonable price. In addition, in order to resell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the security with the SEC and obtaining listing on a securities exchange or in the over the counter market.

INSURANCE FUNDING AGREEMENTS -- The Funds may also invest in funding agreements issued by domestic insurance companies. Such funding agreements will only be purchased from insurance companies which have outstanding an issue of long-term debt securities rated AAA or AA by S&P, or Aaa or Aa by Moody's. In all cases, the Funds will attempt to obtain the right to demand payment, on not more than seven days' notice, for all or any part of the amount subject to the funding agreement, plus accrued interest. The Funds intend to execute their right to demand payment only as needed to provide liquidity to meet redemptions, or to maintain a high quality investment portfolio. A Fund's investments in funding agreements that do not have this demand feature, or for which there is not a readily available market, are considered to be investments in illiquid securities.

LOAN PARTICIPATION INTERESTS -- The Funds may purchase loan participation interests in all or part of specific holdings of corporate debt obligations. The issuer of such debt obligations is also the issuer of the loan participation interests into which the obligations have been apportioned. A Fund will purchase only loan participation interests issued by companies whose commercial paper is currently rated in the highest rating category by at least two NRSROs, generally S&P and Moody's (A-1 by S&P or P-1 by Moody's), or where such instrument is rated only by S&P or Moody's and not by any other NRSRO, such instrument is rated A-1 or P-1. Such loan participation interests will only be purchased from banks which meet the criteria for banks discussed above and registered broker-dealers or registered government securities dealers which have outstanding commercial paper or other short-term debt obligations rated in the highest rating category by at least two NRSROs or by one NRSRO if such obligation is rated by only one NRSRO. Such banks and security dealers are not guarantors of the debt obligations represented by the loan participation
interests,   and  therefore  are  not   responsible  for  satisfying  such  debt
obligations in the event of default. Additionally, such banks and securities dealers act merely as facilitators, with regard to repayment by the issuer, with no authority to direct or control repayment. A Fund will attempt to ensure that there is a readily available market for all of the loan participation interests in which it invests. The Funds' investments in loan participation interests for which there is not a readily available market are considered to be investments in illiquid securities.

MUNICIPAL OBLIGATIONS -- Tax-Free Money Fund may invest in short-term municipal debt securities including municipal bonds, notes and commercial paper.

      Municipal Bonds -- Municipal bonds are classified as general obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and unlimited taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues generated by a particular facility or class of facility, or in some cases from the proceeds of a special excise tax or specific revenue source. Industrial development obligations are a particular kind of municipal bond which are issued by or on behalf of public authorities to obtain funds for many kinds of local, privately operated facilities. Such obligations are, in most cases, revenue bonds that generally are secured by a lease with a particular private corporation.

      Municipal Notes -- Municipal notes are short-term debt obligations issued by municipalities which normally have a maturity at the time of issuance of six months to three years. Such notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes and project notes. Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are normally obligations of the issuing municipality or agency.

      Municipal Commercial Paper -- Municipal commercial paper is short-term debt obligations issued by municipalities which may be issued at a discount (sometimes referred to as Short-Term Discount Notes). These obligations are issued to meet seasonal working capital needs of a municipality or interim construction financing and are paid from a municipality's general revenues or refinanced with long-term debt. Although the availability of municipal commercial paper has been limited, from time to time the amounts of such debt obligations offered have increased, and INVESCO believes that this increase may continue.

      Variable Rate Obligations -- The interest rate payable on a variable rate municipal obligation is adjusted either at predetermined periodic intervals or whenever there is a change in the market rate of interest upon which the interest rate payable is based. A variable rate obligation may include a demand feature pursuant to which a Fund would have the right to demand prepayment of the principal amount of the obligation prior to its stated maturity. The issuer of the variable rate obligation may retain the right to prepay the principal amount prior to maturity.

It is a policy of Tax-Free Money Fund that, under normal market conditions, it will have at least 80% of its net assets invested in municipal obligations that, based on the opinion of counsel to the issuer, pay interest free from federal income tax. It is the Fund's present intention to invest its assets so that substantially all of its annual income will be tax-exempt. Tax-Free Money Fund may invest in municipal obligations whose interest income may be specially treated as a tax preference item under the alternative minimum tax ("AMT"). Securities that generate income that is a tax preference item may not be counted towards the 80% tax exempt threshold described above. Tax-exempt income may result in an indirect tax preference item for corporations, which may subject an investor to liability under the AMT depending on its particular situation. Tax-Free Money Fund, however, will not invest more than 20% of its net assets in obligations the interest from which gives rise to a preference item for the purpose of the AMT and in other investments subject to federal income tax. Distributions from this Fund may be subject to state and local taxes.

Tax-Free Money Fund will not purchase a municipal obligation unless the Fund has been advised that the issuer's bond counsel has rendered an opinion that such obligations have been validly issued and that the interest thereon is exempt from federal income taxation. In addition, Tax-Free Money Fund will not purchase a municipal obligation that, in the opinion of INVESCO, is reasonably likely to be held not to be validly issued or to pay interest thereon which is not exempt from federal income taxation.

Municipal obligations purchased by the Fund must be rated by at least two NRSROs - generally S&P and Moody's - in the highest rating category (AAA or AA by S&P or Aaa or Aa by Moody's), or by one NRSRO in the highest rating category if such obligations are rated by only one NRSRO. Municipal notes or municipal commercial paper must be rated in the highest rating category by at least two NRSROs, or where the note or paper is rated only by one NRSRO, in the highest rating category by that NRSRO. If a security is unrated, the Fund may invest in such security if INVESCO determines, in an analysis similar to that performed by Moody's or S&P in rating similar securities and issuers, that the security is comparable to that eligible for investment by the Fund. After the Fund has purchased an issue of municipal obligations, such issue might cease to be rated or its rating might be reduced below the minimum required for purchase. If a security originally rated in the highest rating category by a NRSRO has been downgraded to the second highest rating category, INVESCO must assess promptly whether the security presents minimal credit risk and must take such action with respect to the security as it determines to be in the best interest of the Fund. If a security is downgraded below the second highest rating of an NRSRO, is in default, or no longer presents a minimal credit risk, the security must be disposed of either within five business days of INVESCO becoming aware of the new rating, the default or the credit risk, or as soon as practicable consistent with achieving an orderly disposition of the security, whichever is the first to occur, unless the executive committee of the Company's board of directors determines within the aforesaid five business days that holding the security is in the best interest of the Fund.

PORTFOLIO SECURITIES LOANS -- The Company, on behalf of each of the Funds, may lend limited amounts of the Funds' portfolio securities (not to exceed 33 1/3% of a Fund's total assets). Because there could be delays in recovery of loaned securities or even a loss of rights in collateral should the borrower fail financially, loans will be made only to firms deemed by INVESCO to be of good standing and will not be made unless, in the judgment of INVESCO, the consideration to be earned from such loans would justify the risk. INVESCO will evaluate the creditworthiness of such borrowers in accordance with procedures adopted and monitored by the board of directors. It is expected that the Company, on behalf of the applicable Fund, will use the cash portions of loan collateral to invest in short-term income producing securities for the Fund's account and that the Company may share some of the income from these investments with the borrower. See "Portfolio Securities Loans" at Appendix A to this SAI.

REPURCHASE AGREEMENTS -- A Fund may enter into repurchase agreements and reverse repurchase agreements. (See Appendix A for a discussion of these agreements and the risks involved with such transactions.) The Funds will enter into repurchase agreements and reverse repurchase agreements only with (i) banks which have total assets in excess of $4 billion and meet other criteria established by the board of directors and (ii) with registered broker-dealers or registered government securities dealers which have outstanding commercial paper or other debt obligations rated in the highest rating category by at least two NRSROs or by one NRSRO if such obligations are rated by only one NRSRO. INVESCO will monitor the creditworthiness of such entities in accordance with procedures adopted and monitored by the board of directors. The Funds will enter into repurchase agreements whenever, in the opinion of INVESCO, such transactions would be advantageous to the Funds. Repurchase agreements afford an opportunity for the Funds to earn a return on temporarily available cash. The Funds will enter into reverse repurchase agreements only for the purpose of obtaining funds necessary for meeting redemption requests of shareholders. Interest earned by the Funds on repurchase agreements would not be tax-exempt, and thus would constitute taxable income.

TEMPORARY DEFENSIVE POSITION -- From time to time, on a temporary basis for defensive purposes, Tax-Free Money Fund may also hold 100% of its assets in cash or invest in taxable short term investments ("taxable investments"), including obligations of the U.S. government, its agencies or instrumentalities; commercial paper limited to obligations which are rated by at least two NRSROs - generally S&P and Moody's - in the highest rating category (A-1 by S&P and P-1 by Moody's), or by one NRSRO if such obligations are rated by only one NRSRO; certificates of deposit of U.S. domestic banks, including foreign branches of domestic banks meeting the criteria described in the discussion above; time deposits; and repurchase agreements with respect to any of the foregoing with registered broker-dealers, registered government securities dealers or banks.

U.S. GOVERNMENT SECURITIES -- Each Fund may purchase debt securities issued by the U.S. government without limit. These securities include Treasury bills, notes and bonds. Treasury bills have a maturity of one year or less, Treasury notes generally have a maturity of one to ten years and Treasury bonds generally have maturities of more than ten years.

U.S. government debt securities also include securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some obligations of U.S. government agencies, which are established under the authority of an act of
Congress, such as Government National Mortgage Association ("GNMA") Participation Certificates, are supported by the full faith and credit of the U.S. Treasury. GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans -- issued by lenders such as mortgage bankers, commercial banks and savings and loan associations -- are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. government. The market value of GNMA Certificates is not guaranteed. GNMA Certificates are different from bonds because principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity, as is the case with a bond. GNMA Certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the GNMA Certificate.

Other United States government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by Fannie Mae, a federally chartered private corporation, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. A Fund will invest in securities of such instrumentalities only when INVESCO is satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

WHEN-ISSUED/DELAYED DELIVERY -- The Funds normally buy and sell securities on an ordinary settlement basis. That means that the buy or sell order is sent, and a Fund actually takes delivery or gives up physical possession of the security on the "settlement date," which is three business days later. However, the Funds also may purchase and sell securities on a when-issued or delayed delivery basis.

When-issued or delayed delivery transactions occur when securities are purchased or sold by a Fund and payment and delivery take place at an agreed-upon time in the future. The Funds may engage in this practice in an effort to secure an advantageous price and yield. However, the yield on a comparable security available when delivery actually takes place may vary from the yield on the security at the time the when-issued or delayed delivery transaction was entered into. When a Fund engages in when-issued and delayed delivery transactions, it relies on the seller or buyer to consummate the sale at the future date. If the seller or buyer fails to act as promised, that failure may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. No payment or delivery is made by a Fund until it receives delivery or payment from the other party to the transaction. However, fluctuation in the value of the security from the time of commitment until delivery could adversely affect a Fund.

INVESTMENT RESTRICTIONS

The Funds operate under certain investment restrictions. For purposes of the following restrictions, all percentage limitations apply immediately after a purchase or initial investment. Any subsequent change in a particular percentage resulting from fluctuations in value does not require elimination of any security from a Fund.

The following restrictions are fundamental and may not be changed without prior approval of a majority of the outstanding voting securities of a Fund, as defined in the 1940 Act. Each Fund may not:

      1. purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, municipal securities or securities issued or guaranteed by domestic banks, including U.S. branches of foreign banks and foreign branches of U.S. banks) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

      2. except to the extent permitted under Rule 2a-7 of the 1940 Act, or any successor rule thereto, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

      3. underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the Securities Act of 1933 (the "1933 Act"), as amended, in connection with the disposition of the Fund's portfolio securities;

      4. borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

      5. issue senior securities, except as permitted under the 1940 Act;

      6. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;

      7. purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments; or

      8. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

      9. Each Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by INVESCO or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies and limitations as the Fund.

In addition, each Fund has the following non-fundamental policies, which may be changed without shareholder approval:

      A. The Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (i) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments, (ii) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

      B. The Fund may borrow money only from a bank or from an open-end management investment company managed by INVESCO or an affiliate or a successor thereof for temporary or emergency purposes (not for leveraging or investing) or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation (4)).

      C. The Fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

      D. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.

      E. With respect to fundamental limitation (1), domestic and foreign banking will be considered to be different industries.


In addition, with respect to a Fund that may invest in municipal obligations, the following non-fundamental policy applies, which may be changed without shareholder approval:

      Each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity Bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer.

Following is a chart outlining some of the limitations pursuant to non-fundamental investment policies set by the board of directors. These non-fundamental policies may be changed by the board of directors without shareholder approval:

--------------------------------------------------------------------------------

INVESTMENT              CASH RESERVES     TAX-FREE MONEY   U.S. GOVERNMENT MONEY
--------------------------------------------------------------------------------
DEBT SECURITIES         At least 95% in
    Corporate Debt      the highest
                        short-term
                        rating category
--------------------------------------------------------------------------------
    U.S. Government     No Limit          Up to 20%,       No Limit
    Obligations                           including
                                          private
                                          activity bonds
                                          and other tax-
                                          able instruments
--------------------------------------------------------------------------------
    Municipal                             At least 80%
    Obligations
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    Private Activity                      Up to 20%,
    Bonds and                             including U.S.
    taxable securities                    government
                                          obligations
--------------------------------------------------------------------------------
TEMPORARY TAXABLE                         Up to 100% for
                                          defensive
                                          purposes
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISER

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the Company's investment adviser. INVESCO was founded in 1932 and serves as investment adviser to:

      INVESCO Advantage Series Funds, Inc.
      INVESCO Bond Funds, Inc.
      INVESCO Combination Stock & Bond Funds, Inc.
      INVESCO International Funds, Inc.
      INVESCO Money Market Funds, Inc.
      INVESCO Sector Funds, Inc.
      INVESCO Stock Funds, Inc.
      INVESCO Treasurer's Series Funds, Inc.
      INVESCO Variable Investment Funds, Inc.

As of ____________, 2000, INVESCO managed __ mutual funds having combined assets of over $__ billion, on behalf of more than _____________ shareholders.

INVESCO is an indirect, wholly owned subsidiary of AMVESCAP PLC, a publicly traded holding company. Through its subsidiaries, AMVESCAP PLC engages in the business of investment management on an international basis. AMVESCAP PLC is one of the largest independent investment management businesses in the world with approximately $___ billion in assets under management on __________, 2000.


AMVESCAP PLC's North American subsidiaries include:

    INVESCO Retirement and Benefit Services, Inc. ("IRBS"), Atlanta, Georgia, develops and provides domestic and international defined contribution retirement plan services to plan sponsors, institutional retirement plan sponsors, institutional plan providers and foreign governments.

          INVESCO Retirement Plan Services ("IRPS"), Atlanta, Georgia, a division of IRBS, provides recordkeeping and investment selection services to defined contribution plan sponsors of plans with between $2 million and $200 million in assets. Additionally, IRPS provides investment consulting services to institutions seeking to provide retirement plan products and services.

          Institutional Trust Company, doing business as INVESCO Trust Company ("ITC"), Denver, Colorado, a division of IRBS, provides retirement account custodian and/or trust services for individual retirement accounts ("IRAs") and other retirement plan accounts. This includes services such as recordkeeping, tax reporting and compliance. ITC acts as trustee or custodian to these plans. ITC accepts contributions and provides complete transfer agency functions: correspondence, sub-accounting, telephone communications and processing of distributions.

     INVESCO, Inc., Atlanta, Georgia, manages individualized investment portfolios of equity, fixed-income and real estate securities for institutional clients, including mutual funds and collective investment entities. INVESCO, Inc. includes the following Divisions:

          INVESCO Capital Management Division, Atlanta, Georgia, manages institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds.

          INVESCO  Management  &  Research  Division,   Boston,   Massachusetts,
          primarily manages pension and endowment accounts.

          PRIMCO Capital Management Division, Louisville, Kentucky, specializes in managing stable return investments, principally on behalf of
          Section 401(k) retirement plans.

          INVESCO Realty Advisors Division, Dallas, Texas, is responsible for providing advisory services in the U.S. real estate markets for AMVESCAP PLC's clients worldwide. Clients include corporate pension plans and public pension funds as well as endowment and foundation accounts.

          INVESCO (NY) Division, New York, is an investment adviser for separately managed accounts, such as corporate and municipal pension plans, Taft-Hartley Plans, insurance companies, charitable institutions and private individuals. INVESCO NY further serves as investment adviser to several closed-end investment companies, and as sub-adviser with respect to certain commingled employee benefit trusts.

     A I M Advisors, Inc., Houston, Texas, provides investment advisory and administrative services for retail and institutional mutual funds.

     A I M Capital Management, Inc., Houston, Texas, provides investment advisory services to individuals, corporations, pension plans and other private investment advisory accounts and also serves as a sub-adviser to certain retail and institutional mutual funds, one Canadian mutual fund and one portfolio of an open-end registered investment company that is offered to separate accounts of insurance companies.

     A I M Distributors, Inc. and Fund Management Company, Houston, Texas, are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.

The corporate headquarters of AMVESCAP PLC are located at 11 Devonshire Square, London, EC2M4YR, England.

THE INVESTMENT ADVISORY AGREEMENT

INVESCO serves as investment adviser to the Funds under an investment advisory agreement dated February 28, 1997 (the "Agreement") with the Company.

The Agreement requires that INVESCO manage the investment portfolio of each Fund in a way that conforms with the Fund's investment policies. INVESCO may directly manage a Fund itself, or may hire a sub-adviser, which may be an affiliate of INVESCO, to do so. Specifically, INVESCO is responsible for:

   o managing the investment and reinvestment of all the assets of the Funds, and executing all purchases and sales of portfolio securities;

   o maintaining a continuous investment program for the Funds,  consistent with
     (i) each Fund's investment policies as set forth in the Company's Articles of Incorporation, Bylaws and Registration Statement, as from time to time amended, under the 1940 Act, and in any prospectus and/or statement of additional information of the Funds, as from time to time amended and in use under the 1933 Act, and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended;

   o determining what securities are to be purchased or sold for the Funds, unless otherwise directed by the directors of the Company, and executing transactions accordingly;

   o providing the Funds the benefit of all of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of a long-range investment policy now or hereafter generally available to the investment advisory customers of the adviser or any sub-adviser;

   o determining what portion of each Fund's assets should be invested in the various types of securities authorized for purchase by a Fund; and

   o making recommendations as to the manner in which voting rights, rights to consent to Fund action and any other rights pertaining to a Fund's portfolio securities shall be exercised.

INVESCO also performs all of the following services for the Funds:

   o administrative;

   o internal accounting (including computation of net asset value);

   o clerical and statistical;

   o secretarial;

   o all other services necessary or incidental to the administration of the affairs of the Funds;

   o supplying the Company with officers, clerical staff and other employees;

   o furnishing office space, facilities, equipment, and supplies; providing personnel and facilities required to respond to inquiries related to shareholder accounts;

   o conducting periodic compliance reviews of the Funds' operations; preparation and review of required documents, reports and filings by INVESCO's in-house legal and accounting staff or in conjunction with independent attorneys and accountants (including prospectuses, statements of additional information, proxy statements, shareholder reports, tax returns, reports to the SEC, and other corporate documents of the Funds);

   o supplying basic telephone service and other utilities; and

   o preparing and maintaining certain of the books and records required to be prepared and maintained by the Funds under the 1940 Act.

Expenses not assumed by INVESCO are borne by the Funds. As full compensation for its advisory services to the Company, INVESCO receives a monthly fee from each Fund. The fee is calculated at the annual rate of 0.50% on the first $300 million of each Fund's average net assets, 0.40% on the next $200 million of each Fund's average net assets and 0.30% on each Fund's average net assets in excess of $500 million.

During the fiscal years ended May 31, 2000, 1999 and 1998, the Funds paid INVESCO advisory fees in the dollar amounts shown below. Since Cash Reserves Fund's Class A and B shares were not offered until July __, 2000, no advisory fees were paid with respect to those classes of that Fund for the periods shown below. If applicable, the advisory fees were offset by credits in the amounts shown below, so that INVESCO's fees were not in excess of the expense limitations shown below, which have been voluntarily agreed to by the Company and INVESCO.

Investor Class
--------------

                        Advisory            Total Expense          Total Expense
                        Fee Dollars         Reimbursements         Limitations
                        -----------         --------------         -------------

Cash Reserves Fund

May 31, 2000            $_________          $_______                ____%
May 31, 1999            $3,157,241          $ 87,157                0.90%
May 31, 1998            $2,789,986          $140,835                0.90%

Tax-Free Money Fund

May 31, 2000            $_________          $_______                ____%
May 31, 1999            $  246,764          $123,371                0.85%*
May 31, 1998            $  238,537          $144,423                0.75%

U.S. Government Money Fund

May 31, 2000            $_________          $_______                ____%
May 31, 1999            $  450,781          $195,925                0.85%
May 31, 1998            $  369,593          $187,969                0.85%

*0.75% prior to May 13, 1999.


Class C
-------

                        Advisory            Total Expense          Total Expense
                        Fee Dollars         Reimbursements         Limitations
                        -----------         --------------         -------------

Cash Reserves Fund*

May 31, 2000            $________           $_______                ____%
May 31, 1999            N/A                 N/A                     N/A
May 31, 1998            N/A                 N/A                     N/A

*Class C shares were offered beginning February 15, 2000.

ADMINISTRATIVE SERVICES AGREEMENT

INVESCO, either directly or through affiliated companies, provides certain administrative, sub-accounting, and recordkeeping services to the Funds pursuant to an Administrative Services Agreement dated February 28, 1997 with the Company.

The Administrative Services Agreement requires INVESCO to provide the following services to the Funds:

   o such sub-accounting and recordkeeping services and functions as are reasonably necessary for the operation of the Funds; and

   o such  sub-accounting,   recordkeeping,   and  administrative  services  and
     functions, which may be provided by affiliates of INVESCO, as are reasonably necessary for the operation of Fund shareholder accounts maintained by certain retirement plans and employee benefit plans for the benefit of participants in such plans.

As full compensation for services provided under the Administrative Services Agreement, each Fund pays a monthly fee to INVESCO consisting of a base fee of $10,000 per year plus an additional incremental fee computed daily and paid monthly at an annual rate of 0.015% of the average net assets of each Fund prior to May 13, 1999, and 0.045% per year of the average net assets of each Fund effective May 13, 1999.

TRANSFER AGENCY AGREEMENT

INVESCO also performs transfer agent, dividend disbursing agent, and registrar services for the Funds pursuant to a Transfer Agency Agreement dated February 28, 1997 with the Company.

The Transfer Agency Agreement provides that each Fund pays INVESCO an annual fee of $29.50 ($27.00 prior to June 1, 2000) per shareholder account, or, where applicable, per participant in an omnibus account. This fee is paid monthly at the rate of 1/12 of the annual fee and is based upon the actual number of shareholder accounts and omnibus account participants in each Fund at any time during each month.



FEES PAID TO INVESCO

For the fiscal years ended May 31, 2000, 1999 and 1998, the Funds' Investor Class and Class C shares paid the following fees to INVESCO (prior to the absorption of certain Fund expenses by INVESCO). Since Cash Reserves Fund's Class A and B shares were not offered until July __, 2000, no fees were paid with respect to those Classes of that Fund for the periods shown below.

Investor Class
--------------

                                          Administrative            Transfer
                        Advisory          Services                  Agency
                        --------          --------------            --------

Cash Reserves Fund

May 31, 2000            $_________        $_______                  $_________
May 31, 1999            $3,157,241        $140,326                  $3,167,337
May 31, 1998             2,789,986         109,499                   2,779,935

Tax-Free Money Fund

May 31, 2000            $_________        $_______                  $_________
May 31, 1999            $  246,764        $ 18,152                  $  138,487
May 31, 1998               238,537          17,156                     151,577

U.S. Government Money Fund

May 31, 2000            $_________        $_______                  $_________
May 31, 1999            $  450,781        $ 24,949                  $  363,724
May 31, 1998               369,593          21,088                     303,712


CLASS C
-------
                                          Administrative            Transfer
                        Advisory          Services                  Agency
                        --------          --------------            --------
Cash Reserves Fund*

May 31, 2000            $________         $_______                  $_________
May 31, 1999            N/A               N/A                       N/A
May 31, 1998            N/A               N/A                       N/A

*Class C shares were offered beginning February 15, 2000

DIRECTORS AND OFFICERS OF THE COMPANY

The overall direction and supervision of the Company come from the board of directors. The board of directors is responsible for making sure that the Funds' general investment policies and programs are carried out and that the Funds are properly administered.

The board of directors has an audit committee comprised of four of the directors who are not affiliated with INVESCO (the "Independent Directors"). The committee meets quarterly with the Company's independent accountants and officers to review accounting principles used by the Company, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters.

The Company has a  management  liaison  committee  which  meets  quarterly  with various management personnel of INVESCO in order to facilitate better understanding of management and operations of the Company, and to review legal and operational matters which have been assigned to the committee by the board of directors, in furtherance of the board of directors' overall duty of supervision.

The Company has a brokerage committee. The committee meets periodically to review soft dollar and other brokerage transactions by the Funds, and to review policies and procedures of INVESCO with respect to brokerage transactions. It reports on these matters to the Company's board of directors.

The Company has a derivatives committee. The committee meets periodically to review derivatives investments made by the Funds. It monitors derivative usage by the Funds and the procedures utilized by INVESCO to ensure that the use of such instruments follows the policies on such instruments adopted by the Company's board of directors. It reports on these matters to the Company's board of directors.

The Company has a legal committee and an insurance committee. These committees meet when necessary to review legal and insurance matters of importance to the directors of the Company.

The Company has a nominating committee. The committee meets periodically to review and nominate candidates for positions as independent directors to fill vacancies on the board of directors.

The officers of the Company, all of whom are officers and employees of INVESCO, are responsible for the day-to-day administration of the Company and the Funds. The officers of the Company receive no direct compensation from the Company or the Funds for their services as officers. INVESCO has the primary responsibility for making investment decisions on behalf of the Funds. These investment decisions are reviewed by the investment committee of INVESCO.

All of the officers and directors of the Company hold comparable positions with the following funds, which, with the Company, are collectively referred to as the "INVESCO Funds":

      INVESCO Advantage Series Funds, Inc.
      INVESCO Bond Funds, Inc.
      INVESCO Combination Stock & Bond Funds, Inc.
      INVESCO International Funds, Inc.
      INVESCO Money Market Funds, Inc.
      INVESCO Sector Funds, Inc.
      INVESCO Stock Funds, Inc.
      INVESCO Treasurer's Series Funds, Inc.
      INVESCO Variable Investment Funds, Inc.

The table below provides information about each of the Company's directors and officers. Their affiliations represent their principal occupations.






                            Position(s) Held          Principal Occupation(s)
Name, Address, and Age      With Company              During Past Five Years

Mark H. Williamson(2)(3)    President, Chief          President, Chief
7800 E. Union               Executive Officer         Executive Officer and
Avenue Denver, Colorado     and Chairman of the       Chairman of the Board
Age:  48                    Board                     of INVESCO Funds
                                                      Group,  Inc.;  President,
                                                      Chief  Executive   Officer
                                                      and  Chairman of the Board
                                                      of  INVESCO  Distributors,
                                                      Inc.;  President,  Chief
                                                      Operating    Officer   and
                                                      Chairman  of the  Board of
                                                      INVESCO    Global   Health
                                                      Sciences  Fund;  formerly,
                                                      Chairman     and     Chief
                                                      Executive    Officer    of
                                                      NationsBanc      Advisors,
                                                      Inc.;  formerly,  Chairman
                                                      of NationsBanc
                                                      Investments, Inc.


Fred A. Deering(1)(2)(7)(8) Vice Chairman of the      Trustee of INVESCO Glo-
Security Life Center        Board                     bal Health Sciences
1290 Broadway                                         Fund; formerly,
Denver, Colorado                                      Chairman of the
Colorado Age:  72                                     Executive Committee
                                                      and  Chairman of the Board
                                                      of Security Life of Denver
                                                      Insurance         Company;
                                                      Director  of ING American
                                                      Holdings Company and First
                                                      ING   Life    Insurance
                                                      Company of New York.

                            Position(s) Held          Principal Occupation(s)
Name, Address, and Age      With Company              During Past Five Years

Victor L. Andrews,          Director                  Professor Emeritus,
Ph.D.(4)(6)                                           Chairman Emeritus and
34 Seawatch Drive                                     Chairman of the CFO
Savannah, Georgia                                     Roundtable of the
Age:  69                                              Department of Finance of
                                                      Georgia State University;
                                                      President, Andrews Finan-
                                                      cial Associates, Inc.(con-
                                                      sulting firm); Director of
                                                      The Sheffield Funds, Inc.;
                                                      formerly,  member  of  the
                                                      faculties  of the  Harvard
                                                      Business  School  and  the
                                                      Sloan  School of  Manage-
                                                      ment of MIT.


Bob R. Baker(2)(4)(5)(9)    Director                  Consultant (since
37 Castle Pines Dr., North                            2000); formerly,
Castle Rock, Colorado                                 President and Chief
Age:  63                                              Executive Officer
                                                      (1989   to  2000)  of  AMC
                                                      Cancer  Research   Center,
                                                      Denver,   Colorado;  until
                                                      mid-December   1988,  Vice
                                                      Chairman  of the  Board of
                                                      First  Columbia  Financial
                                                      Corporation,    Englewood,
                                                      Colorado;        formerly,
                                                      Chairman  of the Board and
                                                      Chief Executive Officer of
                                                      First  Columbia  Financial
                                                      Corporation.


Charles W. Brady(3)         Director                  Chief Executive
1315 Peachtree St., N.E.                              Officer and Chairman
Atlanta, Georgia                                      of AMVESCAP PLC, Lon-
Age: 64                                               don,  England  and various
                                                      subsidiaries  of AMVESCAP
                                                      PLC;  Trustee  of  INVESCO
                                                      Global   Health   Sciences
                                                      Fund.

                            Position(s) Held          Principal Occupation(s)
Name, Address, and Age      With Company              During Past Five Years

Lawrence H. Budner(1)(5)    Director                  Trust Consultant;
7608 Glen Albens Circle                               prior to June 30,
Dallas, Texas                                         1987, Senior Vice
Age:  69                                              President and Senior
                                                      Trust Officer of
                                                      InterFirst Bank,
                                                      Dallas, Texas.

James T. Bunch(4)(5)(9)                               Principal and Founder
3600 Republic Plaza         Director                  of Green Manning &
370 Seventeenth Street                                Bunch Ltd., Denver,
Denver, Colorado                                      Colorado, since August
Age:  57                                              1988; Director and
                                                      Secretary  of Green
                                                      Manning & Bunch
                                                      Securities, Inc.,
                                                      Denver, Colorado since
                                                      September 1993; Vice
                                                      President and Director
                                                      of Western Golf
                                                      Association and Evans
                                                      Scholars Foundation;
                                                      formerly, General
                                                      Counsel and Director
                                                      of Boettcher & Co.,
                                                      Denver, Colorado;
                                                      formerly, Chairman and
                                                      Managing Partner of
                                                      Davis Graham & Stubbs,
                                                      Denver, Colorado.

                            Position(s) Held          Principal Occupation(s)
Name, Address, and Age      With Company              During Past Five Years

Wendy L. Gramm,             Director                  Self-employed (since
Ph.D.(4)(6)(9)                                        1993); Distinguished
3401 N. Fairfax                                       Senior Fellow and
Arlington, VA                                         Director, Regulatory
Age: 55                                               Studies Program,
                                                      Mercatus  Center  George
                                                      Mason  University,   VA;
                                                      formerly, Chairman,
                                                      Commodity  Futures Trading
                                                      Commission; Administrator
                                                      for Information and
                                                      Regulatory Affairs at the
                                                      Office of Management and
                                                      Budget; Also, Director of
                                                      Enron Corporation, IBP,
                                                      Inc., State Farm Insurance
                                                      Company,     International
                                                      Republic  Institute,   and
                                                      the  Texas  public  Policy
                                                      Foundation;   formerly,
                                                      Director  of  the  Chicago
                                                      Mercantile  Exchange (1994
                                                      to     1999),      Kinetic
                                                      Concepts,  Inc.  (1996  to
                                                      1997), and the Independent
                                                      Women's   Forum  (1994  to
                                                      1999).

Richard W. Healey(3)        Director                  Director and Senior
7800 E. Union Avenue                                  Vice President of
Denver, Colorado                                      INVESCO Distributors,
Age:  45                                              Inc. since 1998;
                                                      formerly, Senior Vice
                                                      President of GT Glo-
                                                      bal North America
                                                      (1996 to 1998) and The
                                                      Boston Company (1993
                                                      to 1996).

                            Position(s) Held          Principal Occupation(s)
Name, Address, and Age      With Company              During Past Five Years

Gerald J. Lewis(1)(6)(7)    Director                  Chairman of Lawsuit
701 "B" Street                                        Resolution Services,
Suite 2100                                            San Diego, California
San Diego, California                                 since 1987; Director
Age:  66                                              of General Chemical
                                                      Group, Inc., Hampdon,  New
                                                      Hampshire,  since  1996;
                                                      formerly,    Associate
                                                      Justice of the  California
                                                      Court of Appeals; Director
                                                      of Wheelabrator Technolo-
                                                      gies,  Inc., Fisher Scien-
                                                      tific,     Inc.,    Henley
                                                      Manufacturing,  Inc.,  and
                                                      California Coastal Proper-
                                                      ties,  Inc.;  Of  Counsel,
                                                      Latham  &   Watkins,  San
                                                      Diego, California (1987 to
                                                      1997).

John W. McIntyre(1)(2)(5)(7)  Director                Retired. Formerly,
7 Piedmont Center                                     Vice Chairman of the
Suite 100                                             Board of Directors of
Atlanta, Georgia                                      The Citizens and
Age:  69                                              Southern  Corporation  and
                                                      Chairman  of the Board and
                                                      Chief  Executive  Officer
                                                      of  The   Citizens  and
                                                      Southern Georgia Corp. and
                                                      The  Citizens and Southern
                                                      National Bank;  Trustee of
                                                      INVESCO    Global   Health
                                                      Sciences   Fund,    Gables
                                                      Residential         Trust,
                                                      Employee's      Retirement
                                                      System   of   GA,    Emory
                                                      University,  and J.M. Tull
                                                      Charitable     Foundation;
                                                      Director of Kaiser Foun-
                                                      dation   Health  Plans  of
                                                      Georgia, Inc.

                            Position(s) Held          Principal Occupation(s)
Name, Address, and Age      With Company              During Past Five Years

Larry Soll, Ph.D.           Director                  Retired.  Formerly,
(4)(6)(9)                                             Chairman of the Board
345 Poorman Road                                      (1987 to 1994), Chief
Boulder, Colorado                                     Executive Officer
Age:  58                                              (1982  to 1989 and 1993 to
                                                      1994) and President (1982
                                                      to 1989) of Synergen Inc.;
                                                      Director of Synergen since
                                                      incorporation  in  1982;
                                                      Director      of      Isis
                                                      Pharmaceuticals,     Inc.;
                                                      Trustee of INVESCO Global
                                                      Health Sciences Fund.


Glen A. Payne               Secretary                 Senior Vice President,
7800 E. Union Avenue                                  General Counsel and
Denver, Colorado                                      Secretary of INVESCO
Age:  52                                              Funds Group,  Inc.; Senior
                                                      Vice President,  Secretary
                                                      and  General   Counsel  of
                                                      INVESCO      Distributors,
                                                      Inc.; Secretary of INVESCO
                                                      Global   Health   Sciences
                                                      Fund;  formerly,   General
                                                      Counsel of  INVESCO  Trust
                                                      Company (1989 to1998) and
                                                      employee of a U.S. regula-
                                                      tory  agency,  Washington,
                                                      D.C. (1973 to 1989).

                            Position(s) Held          Principal Occupation(s)
Name, Address, and Age      With Company              During Past Five Years

Ronald L. Grooms            Chief Accounting          Senior Vice President,
7800 E. Union Avenue        Officer, Chief Finan-     Treasurer and Director
Denver, Colorado            cial Officer and          of INVESCO Funds
Age:  53                    Treasurer                 Group, Inc.; Senior
                                                      Vice President,
                                                      Treasurer and Direc-
                                                      tor of INVESCO
                                                      Distributors, Inc.;
                                                      Treasurer and
                                                      Principal Financial
                                                      and Accounting Officer
                                                      of INVESCO Global
                                                      Health Sciences Fund;
                                                      formerly, Senior Vice
                                                      President and
                                                      Treasurer of INVESCO
                                                      Trust Company (1988
                                                      to 1998).


William J. Galvin, Jr.      Assistant Secretary       Senior Vice President
7800 E. Union Avenue                                  and Assistant
Denver, Colorado                                      Secretary of INVESCO
Age: 43                                               Funds Group, Inc.;
                                                      Senior Vice President
                                                      and Assistant
                                                      Secretary of INVESCO
                                                      Distributors, Inc.;
                                                      formerly, Trust
                                                      Officer of INVESCO
                                                      Trust Company (1995 to
                                                      1998).

Pamela J. Piro              Assistant Treasurer       Vice President and
7800 E. Union Avenue                                  Assistant Treasurer
Denver, Colorado                                      of INVESCO Funds
Age:  39                                              Group, Inc.; Assistant
                                                      Treasurer of  INVESCO
                                                      Distributors, Inc.;
                                                      formerly, Assistant
                                                      Vice President (1996
                                                      to 1997), Director -
                                                      Portfolio Accounting
                                                      (1994 to 1996),
                                                      Portfolio Accounting
                                                      Manager (1993 to 1994)
                                                      and Assistant
                                                      Accounting Manager
                                                      (1990 to 1993).

                            Position(s) Held          Principal Occupation(s)
Name, Address, and Age      With Company              During Past Five Years

Alan I. Watson              Assistant Secretary       Vice President of
7800 E. Union Avenue                                  INVESCO Funds Group,
Denver, Colorado                                      Inc.;  formerly, Trust
Age:  58                                              Officer of INVESCO
                                                      Trust Company.


Judy P. Wiese              Assistant Secretary        Vice President and
7800 E. Union Avenue                                  Assistant Secretary
Denver, Colorado                                      of INVESCO Funds
Age:  52                                              Group,   Inc.;   Assistant
                                                      Secretary    of    INVESCO
                                                      Distributors,        Inc.;
                                                      formerly, Trust Officer of
                                                      INVESCO Trust Company.

(1) Member of the audit committee of the Company.

(2) Member of the executive committee of the Company. On occasion, the executive committee acts upon the current and ordinary business of the Company between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Company. All decisions are subsequently submitted for ratification by the board of directors.

(3) These directors are "interested persons" of the Company as defined in the 1940 Act.

(4) Member of the management liaison committee of the Company.

(5) Member of the brokerage committee of the Company.

(6) Member of the derivatives committee of the Company.

(7) Member of the legal committee of the Company.

(8) Member of the insurance committee of the Company.

(9) Member of the nominating committee of the Company.

The following table shows the compensation paid by the Company to its Independent Directors for services rendered in their capacities as directors of the Company; the benefits accrued as Company expenses with respect to the Defined Benefit Deferred Compensation Plan discussed below; and the estimated annual benefits to be received by these directors upon retirement as a result of their service to the Company, all for the fiscal year ended May 31, 2000.

In addition, the table sets forth the total compensation paid by all of the INVESCO Funds and INVESCO Global Health Sciences Fund (collectively, the "INVESCO Complex") to these directors or trustees for services rendered in their capacities as directors or trustees during the year ended December 31, 1999. As of December 31, 1999, there were 46 funds in the INVESCO Complex.

----------------------------------------------------------------------------------------------------
Name of             Aggregate Compen-  Benefits Accrued     Estimated Annual    Total Compensation
Person and          sation From        As Part of Company   Benefits Upon       From INVESCO Complex
Position            Company(1)         Expenses(2)          Retirement(3)       Paid To Directors(7)
----------------------------------------------------------------------------------------------------
Fred A. Deering,    $____               $____               $____               $107,050
Vice Chairman of
the Board
----------------------------------------------------------------------------------------------------
Victor L. Andrews    ____                ____                ____                 84,700
----------------------------------------------------------------------------------------------------
Bob R. Baker         ____                ____                ____                 82,850
----------------------------------------------------------------------------------------------------
Lawrence H. Budner   ____                ____                ____                 82,850
----------------------------------------------------------------------------------------------------
James T. Bunch(4)    ____                ____                ____                      0
----------------------------------------------------------------------------------------------------
Daniel D. Chabris(5) ____                ____                ____                 34,000
----------------------------------------------------------------------------------------------------
Wendy L. Gramm       ____                ____                ____                 81,350
----------------------------------------------------------------------------------------------------
Kenneth T. King(5)   ____                ____                ____                 85,850
----------------------------------------------------------------------------------------------------
Gerald J. Lewis(4)   ____                ____                ____                      0
----------------------------------------------------------------------------------------------------
John W. McIntyre     ____                ____                ____                108,700
----------------------------------------------------------------------------------------------------
Larry Soll           ____                ____                ____                100,900
----------------------------------------------------------------------------------------------------
Total               $____               $____               $____               $768,250
----------------------------------------------------------------------------------------------------
% of Net Assets     0.____%(6)           0.____%(6)                           0.0024%(7)
----------------------------------------------------------------------------------------------------


(1) The vice chairman of the board, the chairmen of the Funds' committees who are Independent Directors, and the members of the Funds' committees who are Independent Directors each receive compensation for serving in such capacities in addition to the compensation paid to all Independent Directors.

(2) Represents estimated benefits  accrued  with respect to the Defined  Benefit
Deferred Compensation Plan discussed below, and not compensation deferred at the election of the directors.

(3) These amounts represent the Company's share of the estimated annual benefits payable by the INVESCO Funds upon the directors' retirement, calculated using the current method of allocating director compensation among the INVESCO Funds.
These estimated benefits assume retirement at age 72 and that the basic retainer payable to the directors will be adjusted periodically for inflation, for increases in the number of funds in the INVESCO Funds, and for other reasons during the period in which retirement benefits are accrued on behalf of the respective directors. This results in lower estimated benefits for directors who are closer to retirement and higher estimated benefits for directors who are further from retirement. With the exception of Drs. Soll and Gramm and Messrs.
Bunch and Lewis, each of these directors has served as a director of one or more of the funds in the INVESCO Funds for the minimum five-year period required to be eligible to participate in the Defined Benefit Deferred Compensation Plan.
Mr.  McIntyre  became  eligible to participate in the Defined  Benefit  Deferred
Compensation Plan as of November 1, 1998, and was not included in the calculation of retirement benefits until November 1, 1999.

(4) Messrs. Bunch and Lewis became directors of the Company on January 1, 2000.

(5) Mr. Chabris retired as a director of the Company on September 30, 1998.  Mr.
King retired as a director of the Company on December 31, 1999.

(6) Total as a percentage of the Company's net assets as of May 31, 2000.

(7) Total as a percentage of the net assets of the INVESCO Complex as of December 31, 1999.

Messrs. Brady, Healey and Williamson, as "interested persons" of the Company and the other INVESCO Funds, receive compensation as officers or employees of INVESCO or its affiliated companies, and do not receive any director's fees or other compensation from the Company or the other funds in the INVESCO Funds for their service as directors.

The boards of directors of the mutual funds in the INVESCO Funds have adopted a Defined Benefit Deferred Compensation Plan (the "Plan") for the Independent
Directors of the funds. Under this Plan, each director who is not an interested person of the funds (as defined in Section 2(a)(19) of the 1940 Act) and who has served for at least five years (a "Qualified Director") is entitled to receive, if the Qualified Director retires upon reaching age 72 (or the retirement age of 73 or 74, if the retirement date is extended by the boards for one or two years, but less than three years), continuation of payment for one year (the "First
Year Retirement Benefit") of the annual basic retainer and annualized board meeting fees payable by the funds to the Qualified Director at the time of his/her retirement (the "Basic Benefit"). Commencing with any such director's second year of retirement, commencing with the first year of retirement of any Qualified Director whose retirement has been extended by the boards for three years, and commencing with attainment of age 72 by a Qualified Director who voluntarily retired prior to reaching age 72, a Qualified Director shall receive quarterly payments at an annual rate equal to 50% of the Basic Benefit. These payments will continue for the remainder of the Qualified Director's life or ten years, whichever is longer (the "Reduced Benefit Payments"). If a Qualified

Director dies or becomes disabled after age 72 and before age 74 while still a director of the funds, the First Year Retirement Benefit and Reduced Benefit
Payments will be made to him/her or to his/her beneficiary or estate. If a Qualified Director becomes disabled or dies either prior to age 72 or during his/her 74th year while still a director of the funds, the director will not be entitled to receive the First Year Retirement Benefit; however, the Reduced
Benefit  Payments will be made to him/her or to his/her  beneficiary  or estate.
The Plan is administered by a committee of three directors who are also participants in the Plan and one director who is not a Plan participant. The cost of the Plan will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by the committee. The Company began making payments under the Plan to Mr. Chabris as of October 1, 1998 and to Mr. King as of January 1, 2000. The Company has no stock options or other pension or retirement plans for management or other personnel and pays no salary or compensation to any of its officers. A similar plan has been adopted by INVESCO
Global Health Sciences Fund's board of trustees.  All trustees of INVESCO Global
Health Sciences Fund are also directors of the INVESCO Funds.

The Independent Directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of certain of the INVESCO
Funds. Certain of the deferred amounts have been invested in the shares of all INVESCO Funds, except Funds offered by INVESCO Variable Investment Funds, Inc., in which the directors are legally precluded from investing. Each Independent
Director may, therefore, be deemed to have an indirect interest in shares of each such INVESCO Fund, in addition to any INVESCO Fund shares the Independent
Directors may own either directly or beneficially.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of April 30, 2000, the following persons owned more than 5% of the outstanding shares of the Fund indicated below. This level of share ownership is considered to be a "principal shareholder" relationship with a Fund under the 1940 Act. Shares that are owned "of record" are held in the name of the person indicated. Shares that are owned "beneficially" are held in another name, but the owner has the full economic benefit of ownership of those shares:

--------------------------------------------------------------------------------
Name and Address                    Basis of Ownership        Percentage Owned
                                    (record/Beneficial)
--------------------------------------------------------------------------------
Glendale Enterprises, Inc.          Record                    5.24%
Fund Investment Research
Mountain View Professional Bldg.
2309 Mountain View Dr, Ste. 230
Boise, ID 83706
--------------------------------------------------------------------------------
Neil Kurtz                          Record                    5.10%
Susan E. Kurtz Jt Ten
1919 14th Street, Ste. 330
Boulder, CO  80302-5321
--------------------------------------------------------------------------------

As of May 26, 2000, officers and directors of the Company, as a group, beneficially owned less than 3% of any Fund's outstanding shares.

DISTRIBUTOR

INVESCO Distributors, Inc. ("IDI"), a wholly owned subsidiary of INVESCO, is the distributor of the Funds. IDI receives no compensation and bears all expenses, including the cost of printing and distributing prospectuses, incident to marketing of the Fund's shares, except for such distribution expenses as are paid out of Fund assets under the Company's Plans of Distribution (the "Plans"), which have been adopted by Cash Reserves Fund - Classes A, B and C pursuant to Rule 12b-1 under the 1940 Act.

CLASS A. The  Company  has adopted a Master  Distribution  Plan and  Agreement -
Class A pursuant to Rule 12b-1 under the 1940 Act relating to the Class A shares of Cash Reserves Fund (the "Class A Plan"). Under the Class A Plan, Class A shares of Cash Reserves Fund pay compensation to IDI at an annual rate of 0.35% per annum of its average daily net assets attributable to Class A shares for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares. During any period that Class A shares of Cash Reserves
Fund is closed to new investors, the Fund will reduce this payment for Class A shares from 0.35% to 0.25% per annum. Activities appropriate for financing under the Class A Plan include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; and supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements.

The Class A Plan is designed to compensate IDI, on a [monthly] basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of Cash Reserves Fund. Payments can also be directed by IDI to selected institutions that have entered into service agreements with respect to Class A shares of Cash Reserves Fund and that provide continuing personal services to their customers who own Class A shares of the Fund. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institutions' customers' accounts.

Of the aggregate amount payable under the Class A Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own Class A shares of Cash Reserves
Fund, in amounts up to 0.25% of the average daily net assets of the Class A shares of the Fund attributable to the customers of such dealers or financial institutions, are characterized as service fees. Payments to dealers and other financial institutions in excess of such amount and payments to IDI would be characterized as an asset-based sales charge pursuant to the Class A Plan. The
Class A Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to Class
A shares of Cash Reserves Fund.

CLASS B. The Company has also adopted a Master Distribution Plan and Agreement -
Class B pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of Cash Reserves Fund (the "Class B Plan"). Under the Class B Plan, Class B shares of Cash Reserves Fund pay compensation to IDI at an annual rate of 1.00% per annum of the average daily net assets attributable to Class B shares for the purpose of financing any activity which is primarily intended to result in the sale of Class B shares. Of such amount, Cash Reserves Fund pays a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected dealers and other institutions which furnish continuing personal shareholder services to their customers who purchase and own Class B shares. Any amounts not paid as a service fee would constitute an asset-based  sales charge.  Activities appropriate  for financing  under the Class B Plan include,  but are not limited to, the  following:  printing  of  prospectuses  and  statements  of  additional information  and reports for other than existing  shareholders;  preparation and
distribution  of  advertising   material  and  sales  literature;   expenses  of
organizing and conducting sales seminars;  and supplemental  payments to dealers and other  institutions  such as  asset-based  sales  charges or as  payments of service fees under shareholder service arrangements.

CLASS C. The Company has also adopted a Master Distribution Plan and Agreement -
Class C pursuant to Rule 12b-1 under the 1940 Act relating to the Class C shares of Cash  Reserves  Fund (the  "Class C Plan").  Under the Class C Plan,  Class C
shares of Cash Reserves Fund pay  compensation to IDI at an annual rate of 1.00%
per annum of the average daily net assets attributable to Class C shares for the purpose of financing any activity  which is primarily  intended to result in the sale of Class C shares.  Activities  appropriate for financing under the Class C
Plan include, but are not limited to, the following:  printing of prospectus and statements  of  additional  information  and  reports  for other  than  existing shareholders;  preparation and  distribution  of advertising  material and sales
literature;   expenses  of  organizing  and  conducting   sales  seminars;   and
supplemental  payments to dealers  and other  institutions  such as  asset-based sales  charges  or  as  payments  of  service  fees  under  shareholder  service arrangements.

The Class C Plan is designed to compensate IDI, on a [monthly] basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class C shares of Cash Reserves Fund. Payments can also be directed by IDI to selected institutions that have entered into service agreements with respect to Class C shares of Cash Reserves Fund and that provide continuing personal services to their customers who own Class C shares of Cash Reserves
Fund. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of Class C shares of Cash Reserves Fund shares that are held in such institutions' customers' accounts.

Of the aggregate amount payable under the Class C Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own Class C shares of Cash Reserves
Fund, in amounts up to 0.25% of the average daily net assets of the Class C shares of the Fund attributable to the customers of such dealers or financial institutions, are characterized as service fees. Payments to dealers and other financial institutions in excess of such amount and payments to IDI would be characterized as an asset-based sales charge pursuant to the Class C Plan.

ALL PLANS.  Pursuant  to an  incentive  program,  IDI may enter into  agreements
("Shareholder Service Agreements") with investment dealers selected from time to time by IDI for the provision of distribution  assistance in connection with the sale of Cash  Reserves  Fund's shares to such  dealers'  customers,  and for the provision of continuing personal  shareholder services to customers who may from time to time directly or beneficially  own shares of the Fund. The  distribution assistance  and  continuing  personal  shareholder  services  to be  rendered by dealers under the Shareholder  Service Agreements may include,  but shall not be limited to, the following:  preparing and distributing advertising materials and sales  literature;  answering  routine customer  inquiries  concerning the Fund;
assisting  customers in changing  dividend  options,  account  designations  and addresses,  and in  enrolling  in any of  several  special  investment  plans in
connection   with  the  purchase  of  the  Fund's   shares;   assisting  in  the
establishment  and  maintenance  of customer  accounts and in arranging  for any capital gains  distributions  automatically to be invested in the Fund's shares;
and providing  such other  information  and services as the Fund or the customer may reasonably request.

Under the Plans, in addition to the Shareholder  Service Agreements  authorizing
payments  to  selected  dealers,   banks  may  enter  into  Shareholder  Service
Agreements  authorizing  payments  under  the  Plans to be made to  banks  which provide  services to their  customers who have purchased  Fund shares.  Services provided pursuant to Shareholder  Service Agreements with banks may include some or all of the following:  answering shareholder inquiries regarding the Fund and the Company; performing sub-accounting; establishing and maintaining shareholder accounts and records;  processing customer purchase and redemption transactions;
providing periodic  statements  showing a shareholder's  account balance and the integration of such statements with those of other  transactions and balances in the  shareholder's  other accounts serviced by the bank;  forwarding  applicable prospectuses,  proxy  statements,  reports and notices to bank  clients who hold
Fund shares; and such other  administrative  services as the Fund reasonably may request,  to the extent  permitted by applicable  statute,  rule or  regulation.
Similar  agreements  may be  permitted  under the Plans for  institutions  which provide recordkeeping for and administrative services to 401(k) plans.

Financial intermediaries and any other person entitled to receive compensation for selling shares of Cash Reserves Fund may receive different compensation for selling shares of different classes.

Under a Shareholder Service Agreement, Cash Reserves Fund agrees to pay periodically fees to selected dealers and other institutions that render the foregoing services to their customers. The fees payable under a Shareholder
Service Agreement generally will be calculated at the end of each payment period for each business day of Cash Reserves Fund during such period at the annual rate of 0.35% with regard to Class A shares and 1.00% with regard to Class B shares and Class C shares of the average daily net asset value of the Fund's shres purchased or acquired through an exchange. Fees calculated in this manner shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which Cash Reserves
Fund's shares are held.

IDI may from time to time waive or reduce any portion of its 12b-1 payment from Class A shares and Class C shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, IDI will retain its ability to be reimbursed for such fee prior to the end of each fiscal year.

Payments pursuant to the Plans are subject to any applicable limitations imposed by the rules of the National  Association of Securities Dealers,  Inc. ("NASD").
The Plans conform to rules of the NASD by limiting  payments made to dealers and
other  financial   institutions  who  provide  continuing  personal  shareholder services to their customers who purchase and own shares of Cash Reserves Fund to no more than 0.25% per annum of the average  daily net assets of the  applicable class of shares of the Fund  attributable  to the  customers  of such dealers or financial  institutions,  and by  imposing  a cap on the  total  sales  charges, including asset based sales charges,  that may be paid by Cash Reserves Fund and its classes.

Each Plan provides that no provision of the Plan will be interpreted to prohibit payments during periods when sales of shares of Cash Reserves Fund have been discontinued, suspended or otherwise limited.

Under the Plans, certain financial institutions which have entered into services agreements and which sell shares of Cash Reserves Fund on an agency basis may receive payments from the Fund pursuant to the respective Plan. IDI does not act as principal, but rather as agent for the Fund, in making dealer incentive and shareholder servicing payments under the Plans. These payments are an obligation of Cash Reserves Fund and not of IDI.

For the fiscal period ended May 31, 2000, with respect to its Class C shares, Cash Reserves Fund paid IDI under the Plan $_________, or an amount equal to ____% of average daily net assets. In addition, as of May 31, 2000 $_______ of additional distribution accruals had been incurred by the Class C shares of Cash
Reserves Fund and will be paid during the fiscal year ended May 31, 2001. Since the Funds' Class A and B shares were not offered until _________, 2000, the Funds' Class A and B shares made no payment to IDI under the Plans during the year ended May 31, 2000.

An estimate by category of actual fees paid by the Cash Reserves Fund under the Class C Plan during the fiscal period ended May 31, 2000 were allocated as follows:

      Advertising                                                 $___________
      Sales literature, printing and postage                      $___________
      Direct mail                                                 $___________
      Public relations/promotion                                  $___________
      Compensation to securities dealers and other organizations  $___________
      Marketing personnel                                         $___________

The Plans require IDI to provide, at least quarterly, the board of directors with a written report of the amounts expended pursuant to the Plans and the purposes for which such expenditures were made. The board of directors reviews these reports in connection with their decisions with respect to the Plans.

The Class B and Class C Plans require that the Distribution Agreements provide that IDI (or dealers of financial institutions that offer and sell Class C shares) will be deemed to have performed all services required to be performed in order to receive an asset-based sales charge on the average daily net assets attributable to Class B or Class C shares upon settlement of each sale of a Class B or Class C shares.

As required by Rule 12b-1, the Plans were approved by the board of directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Company and who have no direct or indirect financial interest in the operation of the Plans ("Independent Directors"). In approving the Plans in accordance with the requirements of Rule 12b-1, the directors considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each affected class of Cash Reserves
Fund and its respective shareholders.

The Plans do not obligate Cash Reserves Fund to reimburse IDI for the actual expenses IDI may incur in fulfilling its obligations under the Plans. Thus, even if IDI's actual expenses exceed the fee payable to IDI thereunder at any given time, Cash Reserves Fund will not be obligated to pay more than that fee. If
IDI's expenses are less than the fee it receives, IDI will retain the full amount of the fee.

Unless the Plans are terminated earlier in accordance with their terms, they continue as long as such continuance is specifically approved at least annually by the board of directors, including a majority of the Independent Directors.
The Plans may be terminated with respect to a class by the vote of a majority of the Independent Directors, or by the vote of a majority of the outstanding voting securities of such class of Cash Reserves Fund.

Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, they may be amended by the directors, including a majority of the Independent Directors, by votes case in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Independent Directors is committed to the discretion of the Independent
Directors. In the event the Class A Plan is amended in a manner which the board of directors determines would materially increase the charges paid by holders of Class A shares of Cash Reserves Fund under the Class A Plan, the Class B shares of Cash Reserves Fund will no longer convert into Class A shares of the Fund unless the Class B shares, voting separately, approve such amendment. If the Class B shareholder do not approve such amendment, the board of directors will
(i) create a new class of shares of Cash Reserves Fund which is identical in all material respects to the Class A shares as they existed prior to the implementation of the amendment, and (ii) ensure that the existing Class B shares of Cash Reserves Fund will be exchanged or converted into such new class of shares no later than the date the Class B shares were scheduled to convert into Class A shares.

The principal difference between the Class A Plan, the Class B Plan and the Class C Plan are: (i) the Class A Plan pays to IDI or to dealers or financial institutions up to 0.35% of average daily net assets of Cash Reserves Fund's
Class A shares and the Class B and Class C Plans pay IDI up to 1.00% of the average daily net assets of the respective Class B and Class C shares; (ii) the Class B Plan obligates the Class B shares to continue to make payments to IDI following termination of the Class B shares' Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of IDI unless there has been a complete termination of the Class B Plan (as defined in such Plan); and (iii) the Class B Plan expressly authorized IDI to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.

DEALER CONCESSIONS

IDI may pay a dealer concession and/or advance a service fee on such transactions as set forth below.

In addition to amounts  paid to dealers as a dealer  concession,  IDI may,  from time to time,  at its expense or as an expense  for which it may be  compensated under a distribution plan, if applicable,  pay a bonus or other consideration or incentive  to  dealers  who sell a minimum  dollar  amount of the  shares of the
INVESCO  Funds during a specified  period of time.  At the option of the dealer, such  incentives  may take the form of payment  for travel  expenses,  including lodging,  incurred  in  connection  with trips  taken by  qualifying  registered representatives  and their  families  to places  within or  outside  the  United
States.   The  total  amount  of  such   additional   bonus  payments  or  other
consideration  shall not exceed 0.25% of the public offering price of the shares sold.  Any such bonus or  incentive  programs  will not change the price paid by investors for the purchase of the applicable INVESCO Fund's shares or the amount that any  particular  INVESCO  Fund will  receive as  proceeds  from such sales.
Dealers  may not use  sales of the  INVESCO  Funds'  shares to  qualify  for any incentives to the extent that such  incentives  may be prohibited by the laws of any state.

IDI may make payments to dealers and institutions that are dealers of record for purchases, which are sold at net asset value and are subject to a contingent deferred sales charge, for all INVESCO Funds as follows: 1.00% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases.

IDI may pay sales commissions to dealers and institutions that sell Class B shares of the INVESCO Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to IDI under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit IDI to recoup a portion of such sales commissions plus financing costs.

IDI may pay sales commissions to dealers and institutions who sell Class C shares of the INVESCO Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. IDI will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to IDI under the Class C Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit
IDI to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, IDI will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions are not paid on sales to investors exempt from the CDSC and in circumstances where IDI grants an exemption on particular transactions.

IDI may pay investment dealers or other financial service firms for share purchases (measured on an annual basis) of Class A shares of all Funds sold at net asset value to an employee benefit plan as follows: 1.00% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases.

PURCHASES AT NET ASSET VALUE. Purchases of shares of any of the INVESCO Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and distributions from the Fund; (b) exchanges of shares of certain funds; (c) use of the reinstatement privilege; or (d) a merger, consolidation or acquisition of assets of a fund.

The following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:

   o INVESCO and its affiliates, or their clients;

   o Any current or retired officer, director or employee (and members of their immediate family) of INVESCO, its affiliates or the INVESCO Funds and any foundation, trust or employee benefit plan established exclusively for the benefit of, or by, such persons;

   o Sales representatives and employees (and members of their immediate family) of selling group members or financial institutions that have arrangements with such selling group members;

   o Purchases through approved fee-based programs;

   o Employee benefit plans designated as purchasers as defined above, and non-qualified plans offered in conjunction therewith, provided the initial investment in the plan(s) is at least $1 million; the sponsor signs a $1 million LOI; the employer-sponsored plan(s) has at least 100 eligible employees; or all plan transactions are executed through a single omnibus account and the financial institution or service organization has entered into the appropriate agreements with the distributor. Section 403(b) plans sponsored by public educational institutions are not eligible for a sales charge exception based on the aggregate investment made by the plan or the number of eligible employees. Purchases of the INVESCO Funds by such plans are subject to initial sales charges;

   o A shareholder of a fund that merges or consolidates with an INVESCO Fund or that sells its assets to an INVESCO Fund in exchange for shares of an INVESCO Fund;

As used above, immediate family includes an individual and his or her spouse, children, parents and parents of spouse.

CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS

CDSCs will not apply to the following:

   o Redemptions following the death or post-purchase disability of (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

   o Certain distributions from individual retirement accounts, Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70-1/2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiary's account value in a particular INVESCO Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer not later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of one or more of the INVESCO Funds; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Internal Revenue Code of 1986, as amended) of the participant or beneficiary;

   o Liquidation by Cash Reserves Fund when the account value falls below the minimum required account size of $250;

   o Investment account(s) of INVESCO; and

   o Class C shares if the investor's dealer of record notifies IDI prior to the time of investment that the dealer waives the payment otherwise payable to him.

Upon the redemption of Class A shares, no CDSC will be applied in the following situations:

   o Shares held more than 18 months;

   o Redemptions from employee benefit plans designated as qualified purchasers, as defined above, where the redemptions are in connection with employee terminations or withdrawals, provided the total amount invested in the plan is at least $1,000,000; the sponsor signs a $1 million LOI; or the employer-sponsored plan has at least 100 eligible employees; provided, however, that 403(b) plans sponsored by public educational institutions shall qualify for the CDSC waiver on the basis of the value of each plan participant's aggregate investment in the INVESCO Funds, and not on the aggregate investment made by the plan or on the number of eligible employees;

   o Private foundations or endowment funds;

   o Redemption of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment; and

   o Shares acquired by exchange from Class A shares of Cash Reserves Fund unless the shares acquired are redeemed within 18 months of the original purchase of Class A shares.

HOW TO PURCHASE AND REDEEM SHARES

A complete description of the manner by which shares of the Funds may be purchased appears in the Prospectus under the caption "How To Buy Shares."

The  sales  charge  normally  deducted  on  purchases  of Class A shares of Cash
Reserves Fund is used to compensate IDI and participating dealers for their expenses incurred in connection with the distribution of such shares. Since there is little expense associated with unsolicited orders placed directly with IDI by persons, who because of their relationship with the Fund or with INVESCO and its affiliates, are familiar with the Fund, or whose programs for purchase involve little expense (e.g., because of the size of the transaction and shareholder records required), IDI believes that it is appropriate and in Cash
Reserves  Fund's best interests that such persons be permitted to purchase Class
A shares of Cash  Reserves  Fund through IDI without  payment of a sales charge.
The persons who may purchase Class A shares of Cash Reserves Fund without a sales charge are set forth herein under the Caption "Reductions in Initial Sales
Charges - Purchases at Net Asset Value."

The following formula may be used by an investor to determine the public offering price per Class A share of an investment:

   Net Asset Value / (1 - Sales Charge as % of Offering Price) = Offering Price

Information  concerning redemption of the Cash Reserves Fund shares is set forth in the Prospectus under the caption "How To Sell Shares." Shares of the Fund may be redeemed  directly  through IDI or through any dealer who has entered into an agreement with IDI. In addition to the Fund's  obligation to redeem shares,  IDI may also repurchase shares as an accommodation to the shareholders.  To effect a repurchase,  those dealers who have executed Selected Dealer Agreements with IDI
must  phone  orders  to  the  order  desk  of  Cash   Reserves   Fund  at  (800)
___________________  and  guarantee  delivery of all required  documents in good order.  A  repurchase  is  effected  at the net  asset  value of the  Fund  next determined  after such order is received.  Such arrangement is subject to timely receipt by AFS of all required  documents in good order.  If such  documents are not received  within a reasonable  time after the order is placed,  the order is subject to cancellation.  While there is no charge imposed by the Fund or by IDI
(other  than any  applicable  CDSC) when  shares are  redeemed  or  repurchased, dealers may charge a fair  service fee for  handling  the  transaction.  INVESCO intends to redeem all shares of the Fund in cash.

The right of redemption  may be suspended or the date of payment  postponed when
(a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable.

OTHER SERVICE PROVIDERS

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado, are the
independent   accountants  of  the  Company.  The  independent  accountants  are responsible for auditing the financial statements of the Funds.


CUSTODIAN

State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, is the custodian of the cash and investment securities of the Company. The custodian is also responsible for, among other things, receipt and delivery of each Fund's investment securities in accordance with procedures and conditions specified in the custody agreement with the Company. The custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.

TRANSFER AGENT

INVESCO, 7800 E. Union Avenue, Denver, Colorado, is the Company's transfer agent, registrar, and dividend disbursing agent. Services provided by INVESCO include the issuance, cancellation and transfer of shares of the Funds, and the maintenance of records regarding the ownership of such shares.

LEGAL COUNSEL

The firm of  Kirkpatrick & Lockhart LLP, 1800  Massachusetts  Avenue,  N.W., 2nd
Floor, Washington, D.C., is legal counsel for the Company. The firm of Moye, Giles, O'Keefe, Vermeire & Gorrell LLP, 1225 17th Street, Suite 2900, Denver,
Colorado, acts as special counsel to the Company.

BROKERAGE ALLOCATION AND OTHER PRACTICES

As the investment  adviser to the Funds,  INVESCO places orders for the purchase and sale of  securities  with  broker-dealers  based upon an  evaluation  of the
financial   responsibility  of  the   broker-dealers  and  the  ability  of  the
broker-dealers to effect transactions at the best available prices.

Consistent with the standard of seeking to obtain favorable execution on portfolio transactions, INVESCO may select brokers that provide research services to INVESCO and the Company, as well as other INVESCO mutual funds and other accounts managed by INVESCO. Research services include statistical and analytical reports relating to issuers, industries, securities and economic factors and trends, which may be of assistance or value to INVESCO in making informed investment decisions. Research services prepared and furnished by brokers through which a Fund effects securities transactions may be used by INVESCO in servicing all of its accounts and not all such services may be used by INVESCO in connection with a particular Fund. Conversely, a Fund receives benefits of research acquired through the brokerage transactions of other clients of INVESCO.

Because  the  securities  that the  Funds  invest in are  generally  traded on a principal basis, it is unusual for a Fund to pay any brokerage commissions.  The
Funds paid no  brokerage  commissions  for the fiscal  years ended May 31, 2000,
1999 and 1998.  For the  fiscal  year  ended  May 31,  2000,  brokers  providing research  services  received  $___  in  commissions  on  portfolio  transactions
effected  for  the  Funds.   The  aggregate  dollar  amount  of  such  portfolio
transactions  was $___.  Commissions  totaling  $___ were  allocated  to certain brokers  in  recognition  of their  sales of shares  of the  Funds on  portfolio transactions of the Funds effected during the fiscal year ended May 31, 2000.

At May 31, 2000, each Fund held debt securities of its regular brokers or dealers, or their parents, as follows:

--------------------------------------------------------------------------------
                                                        Value of Securities
              Fund                  Broker or Dealer    at  May 31, 2000
================================================================================

Cash Reserves
--------------------------------------------------------------------------------
Tax-Free Money
--------------------------------------------------------------------------------
U.S. Government Money
--------------------------------------------------------------------------------

Neither INVESCO nor any affiliate of INVESCO receives any brokerage commissions on portfolio transactions effected on behalf of the Funds, and there is no affiliation between INVESCO or any person affiliated with INVESCO or the Funds and any broker or dealer that executes transactions for the Funds.

CAPITAL STOCK

The Company is authorized to issue up to ten billion shares of common stock with a par value of $0.01 per share. As of ________________, the following shares of each Fund were outstanding:

      Cash Reserves Fund - Investor Class              ___________
      Cash Reserves Fund - Class A                     ___________
      Cash Reserves Fund - Class B                     ___________
      Cash Reserves Fund - Class C                     ___________
      Tax-Free Money Fund - Investor Class             ___________
      U.S. Government Money Fund - Investor Class      ___________

A share of each class of a Fund represents an identical interest in that Fund's investment portfolio and has the same rights, privileges and preferences.
However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the Funds will affect the performance of those classes. Each share of a Fund is entitled to participate equally in dividends for that class, other distributions and the proceeds of any liquidation of a class of that Fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Investor Class shares and Class A, Class B and Class C shares of Cash Reserves Fund will differ. All shares of a Fund will be voted together, except that only the shareholders of a particular class of a Fund may vote on matters exclusively affecting that class, such as terms of a Rule 12b-1 Plan as it relates to the class. All shares issued and outstanding are, and all shares offered hereby when issued will be, fully paid and nonassessable. Other than the automatic conversion of Class B Shares to Class A shares of Cash Reserves Fund, there are no conversion rights. The board of directors has the authority to designate additional classes of common stock without seeking the approval of shareholders and may classify and reclassify any authorized but unissued shares.

Shares have no preemptive rights and are freely transferable on the books of each Fund.

All shares of the Company  have equal  voting  rights based on one vote for each share owned.  The Company is not generally  required and does not expect to hold regular annual  meetings of  shareholders.  However,  when requested to do so in writing by the holders of 10% or more of the  outstanding  shares of the Company or  as  may  be  required  by  applicable  law  or  the  Company's  Articles  of
Incorporation,   the  board  of  directors   will  call   special   meetings  of
shareholders.

Directors may be removed by action of the holders of a majority of the outstanding shares of the Company. The Funds will assist shareholders in communicating with other shareholders as required by the 1940 Act.

Fund shares have noncumulative voting rights, which means that the holders of a majority of the shares of the Company voting for the election of directors of the Company can elect 100% of the directors if they choose to do so. If that occurs, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the board of directors.
Directors may be removed by action of the holders of a majority of the outstanding shares of the Company.

TAX CONSEQUENCES OF OWNING SHARES OF A FUND

Each Fund intends to continue to conduct its business and satisfy the applicable diversification of assets, distribution and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended. Each Fund qualified as a regulated investment company and intends to continue to qualify during its current fiscal year. It is the policy of each Fund to distribute all investment company taxable income. As a result of this policy and the Funds' qualifications as regulated investment companies, it is anticipated that none of the Funds will pay federal income or excise taxes and that the Funds will be accorded conduit or "pass through" treatment for federal income tax purposes. Therefore, any taxes that a Fund would ordinarily owe are paid by its shareholders on a pro-rata basis. If a Fund does not distribute all of its net investment income, it will be subject to income and excise taxes on the amount that is not distributed. If a Fund does not qualify as a regulated investment company, it will be subject to corporate income tax on its net investment income at the corporate tax rates.

Tax-Free Money Fund intends to qualify to pay "exempt-interest dividends" to its shareholders. The Fund will qualify if at least 50% of the value of its total assets are invested in municipal securities at the end of each quarter of the Fund's fiscal year. The exempt-interest portion of the monthly income dividend may be based on the ratio of that Fund's tax-exempt income to taxable income for the entire fiscal year. The ratio is calculated and reported to shareholders at the end of each fiscal year of the Fund. The tax-exempt portion of any particular dividend may be based on the tax-exempt portion of all distributions for the year, rather than on the tax-exempt portion of that particular dividend.
A corporation includes exempt-interest dividends in calculating its alternative minimum taxable income in situations where the adjusted current earnings of the corporation exceed its alternative minimum taxable income.

Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds or industrial development bonds should consult their tax advisers before purchasing shares of the Tax-Free Money Fund because, for users of certain of these facilities, the interest on such bonds is not exempt from federal income tax.
For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of such bonds.

The Funds' investment objectives and policies, including their policy of attempting to maintain a net asset value of $1.00 per share, make it unlikely that any capital gains will be paid to investors. However, each Fund cannot guarantee that such a net asset value will be maintained. Accordingly, a shareholder may realize a capital gain or loss upon redemption of shares of a Fund. Capital gain or loss on shares held for one year or less is classified as short-term capital gain or loss while capital gain or loss on shares held for more than one year is classified as long-term capital gain or loss. Any loss realized on the redemption of fund shares held for six months or less is nondeductible to the extent of any exempt-interest dividends paid with respect to such shares. Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its net capital gains for the one-year period ending on October 31 of that year, plus certain other amounts.

You should consult your own tax adviser regarding specific questions as to federal, state and local taxes. Dividends will generally be subject to applicable state and local taxes. Qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended, for income tax purposes does not entail government supervision of management or investment policies.

PERFORMANCE

To keep shareholders and potential investors informed, INVESCO will occasionally advertise the Funds' total returns for one-, five-, and ten-year periods (or since inception).

Each Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return.  Standardized total return for Class
A shares of Cash Reserves  Fund  reflects the  deduction of the maximum  initial sales charge at the time of purchase.  Standardized total return for Class B and
Class C shares of Cash  Reserves  Fund  reflects  the  deduction  of the maximum applicable  contingent  deferred sales charge on a redemption of shares held for the period.  Total returns quoted in advertising reflect all aspects of a Fund's
return,   including  the  effect  of  reinvesting  dividends  and  capital  gain distributions,  and any  change in a Fund's  net asset  value per share over the period.  Average  annual  returns are  calculated by  determining  the growth or decline in value of a  hypothetical  investment in a Fund over a stated  period, and then  calculating  the annually  compounded  percentage rate that would have produced  the same  result if the rate of growth  or  decline  in value has been constant  over the  period.  Because  average  annual  returns  tend to even out variations  in  a  Fund's  returns,  investors  should  realize  that  a  Fund's performance  is not constant over time,  but changes from year to year, and that average annual returns do not represent the actual year-to-year performance of a
Fund.

In addition to average annual returns, the Funds may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total return shows the actual rate of return on an investment for the period cited; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to "smooth out" fluctuations in a Fund's investment results, because they do not show the interim variations in performance over the periods cited. Total returns may be quoted with or without taking Cash Reserves Fund's Class A, Class B or Class C contingent deferred sales charge into account. Excluding sales charges from a total return calculation produces a higher total return figure.

We may also advertise a Fund's "current yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment.
The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. For the seven days ended May
31, 2000, Cash Reserves Fund's current and effective yields were ____% and ____%, respectively; Tax-Free Money Fund's current and effective yields were
____% and ____%, respectively; and U.S. Government Money Fund's current and effective yields were ____% and ____%, respectively.

More information about the Funds' recent and historical performance is contained in the Company's Annual Report to Shareholders. You can get a free copy by calling or writing to INVESCO using the telephone number or address on the back cover of the Funds' Prospectuses.

When we quote mutual fund  rankings  published by Lipper Inc.,  we may compare a
Fund to others in its appropriate  Lipper  category,  as well as the broad-based
Lipper general fund groupings. These rankings allow you to compare a Fund to its
peers.   Other  independent   financial  media  also  produce   performance-  or
service-related comparisons, which you may see in our promotional materials.

Performance figures are based on historical earnings and are not intended to suggest future performance.

Average annual total return performance for the one-, five-, and ten-year periods (or since inception) ended May 31, 2000 was:

                                                                 10 Year or
Name of Fund                                1 Year     5 Year    Since Inception
------------                                ------     ------    ---------------

Cash Reserves Fund - Investor Class         ____%      ____%     ____%
Cash Reserves Fund - Class C                N/A        N/A       ____%(1)
Tax-Free Money Fund - Investor Class        ____%      ____%     ____%
U.S. Government Money Fund - Investor Class ____%      ____%     ____%(2)

(1) Class C shares were offered beginning February 15, 2000.
(2) Since inception April 26, 1991

Average annual total return performance is not provided for Cash Reserves Fund's
Class A and B shares since those classes were not offered until __________, 2000. Average annual total return performance for each of the periods indicated was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                          P[(1 + T)expotential n] = ERV

where:      P = a hypothetical initial payment of $10,000
            T = average annual total return

            n = number of years
            ERV = ending redeemable value of initial payment

The average annual total return performance figures shown above were determined by solving the above formula for "T" for each time period indicated.

In  conjunction  with  performance  reports,  comparative  data between a Fund's performance for a given period and other types of investment vehicles, including
certificates  of  deposit,   may  be  provided  to  prospective   investors  and
shareholders.

In conjunction with performance reports and/or analyses of shareholder  services for a Fund,  comparative data between that Fund's performance for a given period and  recognized  indices  of  investment  results  for the same  period,  and/or
assessments  of  the  quality  of  shareholder   service,  may  be  provided  to
shareholders. Such indices include indices provided by Dow Jones & Company, S&P,
Lipper  Inc.,  Lehman  Brothers,  National  Association  of  Securities  Dealers
Automated Quotations,  Frank Russell Company,  Value Line Investment Survey, the
American  Stock  Exchange,   Morgan  Stanley  Capital  International,   Wilshire
Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the
Nikkei Stock Average and Deutcher Aktienindex, all of which are unmanaged market indicators.  In addition,  rankings,  ratings,  and  comparisons  of  investment performance  and/or  assessments of the quality of shareholder  services made by
independent  sources  may  be  used  in  advertisements,   sales  literature  or
shareholder  reports,  including reprints of, or selections from,  editorials or articles  about  the  Fund.  These  sources  utilize  information  compiled  (i)
internally;  (ii) by  Lipper  Inc.;  or  (iii) by  other  recognized  analytical services. The Lipper Inc. mutual fund rankings and comparisons which may be used by the Fund in performance  reports will be drawn from the following mutual fund groupings, in addition to the broad-based Lipper general fund groupings:

                                    Lipper Mutual
      Fund                          Fund Category
      ----                          -------------

      Cash Reserve Fund             Money Market Funds
      Tax-Free Money Fund           Tax-Exempt Money Market Funds
      U.S. Government Money Fund    U.S. Government Money Market Funds

Sources for Fund performance information and articles about the Funds include, but are not limited to, the following:

AMERICAN ASSOCIATION OF INDIVIDUAL INVESTORS' JOURNAL
BANXQUOTE
BARRON'S
BUSINESS WEEK
CDA INVESTMENT TECHNOLOGIES
CNBC
CNN
CONSUMER DIGEST
FINANCIAL TIMES

FINANCIAL WORLD
FORBES
FORTUNE
IBBOTSON ASSOCIATES, INC.
INSTITUTIONAL INVESTOR
INVESTMENT COMPANY DATA, INC.
INVESTOR'S BUSINESS DAILY
KIPLINGER'S PERSONAL FINANCE
LIPPER INC.'S MUTUAL FUND PERFORMANCE ANALYSIS
MONEY
MORNINGSTAR
MUTUAL FUND FORECASTER
NO-LOAD ANALYST
NO-LOAD FUND X
PERSONAL INVESTOR
SMART MONEY
THE NEW YORK TIMES
THE NO-LOAD FUND INVESTOR
U.S. NEWS AND WORLD REPORT
UNITED MUTUAL FUND SELECTOR
USA TODAY
THE WALL STREET JOURNAL
WIESENBERGER INVESTMENT COMPANIES SERVICES
WORKING WOMAN
WORTH

FINANCIAL STATEMENTS

The financial statements for the Funds for the fiscal year ended May 31, 1999 and the semiannual period ended November 30, 1999 are incorporated herein by reference from the INVESCO Money Market Funds, Inc.'s Annual Report to
Shareholders  dated May 31, 1999 and  Semiannual  Report to  Shareholders  dated
November 30, 1999.




                                   APPENDIX A

      Some of the terms used in the Statement of Additional Information are described below.

      BANK OBLIGATIONS include certificates of deposit which are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated interest rate.

      BANKERS' ACCEPTANCES are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

      BOND ANTICIPATION NOTES normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the Notes.

      MUNICIPAL  BONDS may be issued to raise money for various public  purposes
-- like constructing public facilities and making loans to public  institutions.
Certain types of municipal  bonds,  such as certain project notes, are backed by the full faith and credit of the United States. Certain types of municipal bonds are  issued  to  obtain  funding  for  privately  operated  facilities.  The two principal  classifications  of  municipal  bonds are  "general  obligation"  and
"revenue" bonds.  General obligation bonds are backed by the taxing power of the issuing  municipality  and are  considered  the safest type of  municipal  bond.
Issuers of general obligation bonds include states, counties,  cities, towns and regional  districts.  The proceeds of these  obligations are used to fund a wide range of public projects  including the  construction or improvement of schools, highways  and  roads,  water and sewer  systems  and a variety  of other  public purposes.  The basic security of general obligation bonds is the issuer's pledge of its  faith,  credit,  and  taxing  power for the  payment  of  principal  and interest. Revenue bonds are backed by the net revenues derived from a particular facility or group of facilities of a  municipality  or, in some cases,  from the proceeds of a special  excise or other  specific  revenue  source.  Although the principal  security  behind these bonds varies widely,  many provide  additional security in the form of a debt  service  reserve  fund whose  monies may also be used to make  principal  and  interest  payments  on the  issuer's  obligations.
Industrial  development revenue bonds are a specific type of revenue bond backed by the credit and security of a private user and therefore  investments in these
bonds  have  more  potential  risk.   Although  nominally  issued  by  municipal
authorities,  industrial  development revenue bonds are generally not secured by the taxing  power of the  municipality  but are  secured by the  revenues of the authority derived from payments by the industrial user.

      COMMERCIAL PAPER consists of short-term (usually one to 180 days) unsecured promissory notes issued by corporations in order to finance their current operations.

      CORPORATE DEBT OBLIGATIONS are bonds and notes issued by corporations and other business organizations, including business trusts, in order to finance their long-term credit needs.

      MONEY  MARKET  refers  to  the  marketplace   composed  of  the  financial
institutions  which  handle  the  purchase  and  sale  of  liquid,   short-term,
high-grade  debt  instruments.  The  money  market is not a single  entity,  but consists of numerous separate markets, each of which deals in a different type of short-term debt instrument. These include U.S. government securities, commercial paper, certificates of deposit and bankers' acceptances, which are generally referred to as money market instruments.

      PORTFOLIO SECURITIES LOANS: The Company, on behalf of each of the Funds, may lend limited amounts of its portfolio securities (not to exceed 33 1/3% of a particular Fund's total assets). Management of the Company understands that it is the current view of the staff of the SEC that the Funds are permitted to engage in loan transactions only if the following conditions are met: (1) the applicable Fund must receive 100% collateral in the form of cash or cash equivalents, e.g., U.S. Treasury bills or notes, from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities (determined on a daily basis) rises above the level of the collateral; (3) the Company must be able to terminate the loan after notice; (4) the applicable Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned and any increase in market value;
(5) the applicable Fund may pay only reasonable custodian fees in connection with the loan; (6) voting rights on the securities loaned may pass to the borrower; however, if a material event affecting the investment occurs, the Company must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Company to vote proxies.
Excluding items (1) and (2), these practices may be amended from time to time as regulatory provisions permit.

      REPURCHASE AGREEMENTS: A repurchase agreement is a transaction in which a Fund purchases a security and simultaneously commits to sell the security to the seller at an agreed upon price and date (usually not more than seven days) after the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A Fund's risk is limited to the ability of the seller to pay the agreed upon amount on the delivery date. In the opinion of management this risk is not material; if the seller defaults, the underlying security constitutes collateral for the seller's obligations to pay. This collateral will be held by the custodian for the Company's assets. However, in the absence of compelling legal precedents in this area, there can be no assurance that the Company will be able to maintain its rights to such collateral upon default of the issuer of the repurchase agreement. To the extent that the proceeds from a sale upon a default in the obligation to repurchase are less than the repurchase price, the particular Fund would suffer a loss.

      REVENUE ANTICIPATION NOTES are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue
Sharing Program.

      REVERSE REPURCHASE AGREEMENTS are transactions where a Fund temporarily transfers possession of a portfolio security to another party, such as a bank or broker-dealer, in return for cash, and agrees to buy the security back at a future date and price. The use of reverse repurchase agreements will create leverage, which is speculative. Reverse repurchase agreements are borrowings subject to the Funds' investment restrictions applicable to that activity. The
Company will enter into reverse repurchase agreements solely for the purpose of obtaining funds necessary for meeting redemption requests. The proceeds received from a reverse repurchase agreement will not be used to purchase securities for investment purposes.


      SHORT-TERM DISCOUNT NOTES (tax-exempt commercial paper) are promissory notes issued by municipalities to supplement their cash flow. The ratings A-1 and P-1 are the highest commercial paper ratings assigned by S&P and Moody's, respectively.

      TAX   ANTICIPATION   NOTES  are  to  finance   working  capital  needs  of
municipalities  and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes.

      TIME  DEPOSITS  are  non-negotiable   deposits  maintained  in  a  banking
institution  for a  specified  period of time at a stated  interest  rate.  Time deposits which may be held by the Funds will not benefit from insurance from the
Federal Deposit Insurance Corporation.

      U.S. GOVERNMENT SECURITIES are debt securities (including bills, notes, and bonds) issued by the U.S. Treasury or issued by an agency or instrumentality of the U.S. government which is established under the authority of an Act of Congress. Such agencies or instrumentalities include, but are not limited to, Fannie Mae, Ginnie Mae (also known as Government National Mortgage Association), the Federal Farm Credit Bank, and the Federal Home Loan Banks. Although all obligations of agencies, authorities and instrumentalities are not direct obligations of the U.S. Treasury, payment of the interest and principal on these obligations may be backed directly or indirectly by the U.S. government. This support can range from the backing of the full faith and credit of the United
States to U.S. Treasury guarantees, or to the backing solely of the issuing instrumentality itself. In the case of securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

RATINGS OF MUNICIPAL AND CORPORATE DEBT OBLIGATIONS

      The four highest ratings of Moody's and S&P for municipal and corporate debt obligations are Aaa, Aa, A and Baa and AAA, AA, A and BBB, respectively.

MOODY'S. The characteristics of these debt obligations rated by Moody's are generally as follows:

      Aaa -- Bonds  which are rated  Aaa are  judged to be of the best  quality.
They carry the smallest degree of investment risk and are generally  referred to
as  "gilt  edge."  Interest   payments  are  protected  by  a  large  or  by  an
exceptionally   stable  margin  and  principal  is  secure.  While  the  various protective  elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa -- Bonds  which are rated Aa are  judged to be of high  quality  by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds  because  margins of protection may not be as large as in Aaa securities or fluctuation of protective elements  may be of greater  amplitude  or there may be other  elements  present which make the long-term  risks appear  somewhat  larger than in Aaa securities.
Moody's  applies  the  numerical   modifiers  1,  2  and  3  to  the  Aa  rating
classification.  The  modifier 1  indicates  a ranking  for the  security in the higher  end of this  rating  category;  the  modifier 2  indicates  a mid- range ranking; and the modifier 3 indicates a ranking in the lower end of this rating category.

      A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.
Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the difference between short-term credit and long-term credit. A short-term rating may also be assigned on an issue having a demand feature. Such ratings are designated as VMIG. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon demand rather than fixed maturity dates and payment relying on external liquidity.

      MIG 1/VMIG 1 -- Notes and loans bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

      MIG 2/VMIG 2 -- Notes and loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

S&P'S RATING SERVICES. The characteristics of these debt obligations rated by S&P are generally as follows:

      AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

      AA -- Bonds  rated  AA also  qualify  as high  quality  debt  obligations.
Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

      A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

      BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

      S&P ratings for short-term notes are as follows:

      SP-1 -- Very strong capacity to pay principal and interest.

      SP-2 -- Satisfactory capacity to pay principal and interest.

      SP-3 -- Speculative capacity to pay principal and interest.

      A debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

RATINGS OF COMMERCIAL PAPER

      DESCRIPTION  OF  MOODY'S  COMMERCIAL  PAPER  RATINGS.  Among  the  factors considered by Moody's  Investors  Services,  Inc. in assigning  commercial paper ratings are the following:  (1) evaluation of the management of the issuer;  (2)
economic  evaluation of the issuer's  industry or industries and an appraisal of the risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance;  (4) liquidity; (5)
amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial  strength of a parent company and the  relationships  which exist with the issuer;  and (8)  recognition  by the  management of  obligations which may be present or may arise as a result of public  interest  questions and preparations  to meet such  obligations.  Relative  differences  in strength and weakness in respect to these criteria  would  establish a rating of one of three classifications;  P-1  (Highest  Quality),  P-2  (Higher  Quality)  or P-3 (High
Quality).

      DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The "A" categories are as follows:

      A -- Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

      A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong.

      A-2 -- Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

      A-3 -- Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                          PART C. OTHER INFORMATION
ITEM 23.    EXHIBITS

               (a)  Articles of Incorporation.(1)

                    (1) Articles of Amendment to Articles of Incorporation filed
                    December 2, 1999.4

                    (2) Articles of Amendment to Articles of Incorporation filed May 17, 2000.

               (b)  Bylaws.(1)

               (c)  Not applicable.

               (d)  (1) Investment Advisory Agreement between Registrant and
               INVESCO Funds Group, Inc. dated February 28, 1997.(1)

               (e)  (1) Distribution Agreement between Registrant and INVESCO
               Distributors, Inc. dated September 30, 1997.(2)


               (f)  (1) Amended Defined Benefit Deferred Compensation Plan for
               Non-Interested Directors and Trustees.(4)

               (g) Custody Agreement between Registrant and State Street Bank and Trust Company dated July 1, 1993.(1)

                    (1) Additional  Fund Letter  Agreement  dated January 20,
                    1994 to Custody Agreement.(1)

                    (2) Amendment dated October 25, 1995 to Custody
                    Agreement.(1)

                    (3) Data Access Services Addendum to Custody Agreement.(1)

                    (4) Amended Fee Schedule effective January 1, 2000.(4)

               (h)  (1) Transfer Agency Agreement between Registrant and INVESCO
               Funds Group, Inc. dated February 28, 1997.(1)

                    (2) Administrative Services Agreement between Registrant and
                    INVESCO Funds Group, Inc. dated February 28, 1997.(1)

                        (a) Amendment to Administrative Services Agreement dated
                            May 13, 1999.(3)

               (i) Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable dated June
               4, 1993.(1)

               (j)  Consent of Independent Accountants.


               (k)  Not applicable.

               (l)  Not Applicable.

               (m)  Master  Distribution Plan and Agreement  adopted pursuant to
               Rule 12b-1 under the Investment Company Act of 1940 dated January
               27, 2000 with respect to INVESCO Cash Reserves Fund Class C shares.

               (n)  Not Applicable.

               (o) Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 by the Company with respect to Cash Reserves Fund adopted by the Board of Directors November 9, 1999.(4)

(1)  Previously filed with Post-Effective Amendment No. 33 to the Registration
Statement on July 30, 1997, and incorporated by reference herein.

(2)  Previously filed with Post-Effective Amendment No. 34 to the Registration
Statement on September 28, 1998 and incorporated by reference herein.

(3)  Previously filed with Post-Effective Amendment No. 35 to the Registration
Statement on July 28, 1999 and incorporated by reference herein.

(4)  Previously filed with Post-Effective Amendment No. 38 to the Registration
Statement on January 28, 2000 and incorporated by reference herein.


ITEM 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH INVESCO MONEY
            MARKET FUNDS, INC. (THE "COMPANY")

No person is presently controlled by or under common control with the Company.

ITEM 25.    INDEMNIFICATION

Indemnification provisions for officers, directors and employees of the Company are set forth in Article Seventh of the Articles of Incorporation, and are hereby incorporated by reference. See Item 23(a) above. Under these Articles, directors and officers will be indemnified to the fullest extent permitted to directors by the Maryland General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules thereunder. Under the Investment Company Act of 1940, directors and officers of the Company cannot be protected against liability to a Fund or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. The Company also maintains liability insurance policies covering its directors and officers.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

See "Fund Management" in the Funds' Prospectuses and "Management of the Funds" in the Statement of Additional Information for information regarding the business of the investment adviser, INVESCO.

Following are the names and principal occupations of each director and officer of the investment adviser, INVESCO. Certain of these persons hold positions with IDI, a subsidiary of INVESCO.



----------------------------------------------------------------------------------------------------------
Name                          Position with Adviser           Principal Occupation and Company Affiliation
----------------------------------------------------------------------------------------------------------
Mark H. Williamson            Chairman,                       President & Chief Executive
                              Director and                    Officer
                              Officer                         INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Raymond R. Cunningham         Officer                         Senior Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
William J. Galvin, Jr.        Officer                         Senior Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Ronald L. Grooms              Officer &                       Senior Vice President & Treasurer
                              Director                        INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Richard W. Healey             Officer &                       Senior Vice President
                              Director                        INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
William R. Keithler           Officer                         Senior Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------

Trent E. May                  Officer                         Senior Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237

----------------------------------------------------------------------------------------------------------
Charles P. Mayer              Officer &                       Senior Vice President
                              Director                        INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Timothy J. Miller             Officer &                       Senior Vice President
                              Director                        INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Donovan J. (Jerry) Paul       Officer                         Senior Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Glen A. Payne                 Officer                         Senior Vice President, Secretary
                                                              & General Counsel
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
John R. Schroer, II           Officer                         Senior Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Marie E. Aro                  Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Ingeborg S. Cosby             Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Stacie Cowell                 Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237

----------------------------------------------------------------------------------------------------------
Linda J. Gieger               Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Mark D. Greenberg             Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Brian B. Hayward              Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Richard R. Hinderlie          Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Stuart Holland                Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Thomas M. Hurley              Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Patricia F. Johnston          Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Campbell C. Judge             Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Steve King                    Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Thomas A. Kolbe               Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237

----------------------------------------------------------------------------------------------------------
Peter M. Lovell               Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
James F. Lummanick            Officer                         Vice President & Assistant
                                                              General Counsel
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Thomas A. Mantone, Jr.        Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
George A. Matyas              Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237

----------------------------------------------------------------------------------------------------------
Corey M. McClintock           Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Douglas J. McEldowney         Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Frederick R. (Fritz) Meyer    Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Stephen A.  Moran             Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Jeffrey G. Morris             Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Laura M. Parsons              Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Jon B. Pauley                 Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Pamela J. Piro                Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Anthony R. Rogers             Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Gary L. Rulh                  Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
James B. Sandidge             Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------

Thomas H. Scanlan             Officer                         Regional Vice President
                                                              INVESCO Funds Group, Inc.
                                                              12028 Edgepark Court
                                                              Potomac, MD  20854

----------------------------------------------------------------------------------------------------------
John S. Segner                Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Reagan A. Shopp               Officer                         Regional Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO  80237
----------------------------------------------------------------------------------------------------------
Terri B. Smith                Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Tane T. Tyler                 Officer                         Vice President & Assistant
                                                              General Counsel
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Thomas R. Wald                Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Alan I. Watson                Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Judy P. Wiese                 Officer                         Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237

----------------------------------------------------------------------------------------------------------
Michael D. Legoski            Officer                         Assistant Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
William S. Mechling           Officer                         Assistant Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------
Donald R. Paddack             Officer                         Assistant Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------

Kent T. Schmeckpeper          Officer                         Assistant Vice President
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237

----------------------------------------------------------------------------------------------------------
Jeraldine E. Kraus            Officer                         Assistant Secretary
                                                              INVESCO Funds Group, Inc.
                                                              7800 East Union Avenue
                                                              Denver, CO 80237
----------------------------------------------------------------------------------------------------------

ITEM 27.    (a)  PRINCIPAL UNDERWRITERS

                 INVESCO Advantage Series Funds, Inc.
                 INVESCO Bond Funds, Inc.
                 INVESCO Combination Stock & Bond Funds, Inc.
                 INVESCO International Funds, Inc.
                 INVESCO Money Market Funds, Inc.
                 INVESCO Sector Funds, Inc.
                 INVESCO Stock Funds, Inc.
                 INVESCO Treasurer's Series Funds, Inc.
                 INVESCO Variable Investment Funds, Inc.

            (b)

Positions and                                   Positions and
Name and Principal      Offices with            Offices with
Business Address        Underwriter             the Company
------------------      ------------            -------------

Raymond R. Cunningham   Senior Vice
7800 E. Union Avenue    President
Denver, CO 80237

William J. Galvin, Jr.  Senior Vice             Assistant Secretary
7800 E. Union Avenue    President &
Denver, CO  80237       Asst. Secretary

Ronald L. Grooms        Senior Vice             Treasurer,
7800 E. Union Avenue    President,              Chief Fin'l
Denver, CO  80237       Treasurer, &            Officer, and
                        Director                Chief Acctg. Off.

Richard W. Healey       Senior Vice
7800 E. Union Avenue    President  &
Denver, CO  80237       Director

Charles P. Mayer        Director
7800 E. Union Avenue
Denver, CO 80237

Timothy J. Miller       Director
7800 E. Union Avenue
Denver, CO 80237

Glen A. Payne           Senior Vice             Secretary
7800 E. Union Avenue    President,
Denver, CO 80237        Secretary &
                        General Counsel

Pamela J. Piro          Assistant Treasurer     Assistant Treasurer
7800 E. Union Avenue
Denver, CO 80237

Judy P. Wiese           Assistant Secretary     Assistant Secretary
7800 E. Union Avenue
Denver, CO  80237

Mark H. Williamson      Chairman of the Board,  President,
7800 E. Union Avenue    President, & Chief      CEO & Director
Denver, CO 80237        Executive Officer


               (c)     Not applicable.

ITEM 28.       LOCATION OF ACCOUNTS AND RECORDS

               Mark H. Williamson
               7800 E. Union Avenue
               Denver, CO  80237

ITEM 29.       MANAGEMENT SERVICES

               Not applicable.

ITEM 30.       UNDERTAKINGS

               Not applicable

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, County of Denver, and State of Colorado, on the 30th day of May, 2000.

Attest:                                   INVESCO Money Market Funds, Inc.

/s/ Glen A. Payne                         /s/ Mark H. Williamson
-------------------------------           ----------------------------------
Glen A. Payne, Secretary                  Mark H. Williamson, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Mark H. Williamson                    /s/ Lawrence H. Budner*
-------------------------------           -----------------------------
Mark H. Williamson, President &           Lawrence H. Budner, Director
Director (Chief Executive Officer)

/s/ Ronald L. Grooms                      /s/ John W. McIntyre*
----------------------------              -----------------------------
Ronald L. Grooms, Treasurer               John W. McIntyre, Director
Chief Financial and Accounting Officer)
                                          /s/ Richard W. Healey*
                                          -----------------------------
/s/ Victor L. Andrews*                    Richard W. Healey, Director
-------------------------------
Victor L. Andrews, Director               /s/ Fred A. Deering*
                                          -----------------------------
/s/ Bob R. Baker*                         Fred A. Deering, Director
-------------------------------
Bob R. Baker, Director                    /s/ Larry Soll*
                                          -----------------------------
/s/ Charles W. Brady*                     Larry Soll, Director
-------------------------------
Charles W. Brady, Director                /s/ Wendy L. Gramm*
                                          -----------------------------
/s/ James T. Bunch*                       Wendy L. Gramm, Director
-------------------------------
James T. Bunch, Director                  /s/ Gerald J. Lewis*
                                          -----------------------------
                                          Gerald J. Lewis, Director


                                                   /s/ Glen A. Payne
By _____________________________          By _____________________________
Edward F. O'Keefe                         Glen A. Payne
Attorney in Fact                          Attorney in Fact

* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this post-effective amendment to the Registration Statement of the Registrant on behalf of the above-named directors and officers of the Registrant have been filed (with the exception of Messrs. Bunch, Healey and Lewis) with the Securities and Exchange Commission on April 12 and May 12, 1990, May 27, 1992, September 26, 1994, September 21, 1995, July 30, 1997 and
September 28, 1998, respectively.

                                  Exhibit Index

                                          Page in
Exhibit Number                            Registration Statement
--------------                            ----------------------

  a(2)                                            84
  j                                               86
  m                                               87
  POA Bunch                                       99
  POA Healey                                      100
  POA Lewis                                       101